                                                     FILE NO. 2-77283; 811-03457

     As filed with the Securities and Exchange Commission on April 26, 2004

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                     PRE-EFFECTIVE AMENDMENT NO.         / /

                     POST-EFFECTIVE AMENDMENT NO. 32     /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                      AMENDMENT NO. 59                   /X/

                                   ----------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------
                                Richard F. Plush
                           Vice President and Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:

          Michael Berenson                   Christopher D. Menconi
          Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
          1111 Pennsylvania Avenue, NW       1111 Pennsylvania Avenue, NW
          Washington, DC 20004               Washington, DC 20004
                                   ----------

     It is proposed that this filing will become effective (check appropriate box)

          / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
          / / 60 days after filing pursuant to paragraph (a) of Rule 485
          / / on (date) pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

PROSPECTUS  --  MAY 1, 2004

INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

- allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.


You may obtain a Statement of Additional Information, dated May 1, 2004, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

 PENN SERIES FUNDS, INC.                                          MANAGER
      Money Market Fund                                           Independence Capital Management, Inc.
      Limited Maturity Bond Fund                                  Independence Capital Management, Inc.
      Quality Bond Fund                                           Independence Capital Management, Inc.
      High Yield Bond Fund                                        T. Rowe Price Associates, Inc.
      Flexibly Managed Fund                                       T. Rowe Price Associates, Inc.
      Growth Equity Fund                                          Independence Capital Management, Inc.
      Large Cap Value Fund                                        Putnam Investment Management, LLC
      Large Cap Growth Fund                                       Franklin Advisers, Inc.
      Index 500 Fund                                              Wells Capital Management Incorporated
      Mid Cap Growth Fund                                         Turner Investment Partners, Inc.
      Mid Cap Value Fund                                          Neuberger Berman Management Inc.
      Strategic Value Fund                                        Lord, Abbett & Co.
      Emerging Growth Fund                                        RS Investment Management, Inc.
      Small Cap Value Fund                                        Royce & Associates, LLC
      International Equity Fund                                   Vontobel Asset Management, Inc.
      REIT Fund                                                   Heitman Real Estate Securities LLC

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                       MANAGER
      Balanced Portfolio                                          Neuberger Berman Management Inc.

 FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
      Equity-Income Portfolio                                     Fidelity Management & Research Company
      Growth Portfolio                                            Fidelity Management & Research Company

 FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II        MANAGER
      Asset Manager Portfolio                                     Fidelity Management & Research Company

 VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.             MANAGER
      Emerging Markets Equity (International) Portfolio           Van Kampen

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable annuity contract allows you to transfer money to a companion fixed annuity contract.

PROSPECTUS CONTENTS


GLOSSARY                                                                       5

EXPENSES                                                                       6

EXAMPLES OF FEES AND EXPENSES                                                  9

CONDENSED FINANCIAL INFORMATION                                               10

THE PENN  MUTUAL LIFE INSURANCE COMPANY                                       10

THE SEPARATE ACCOUNT                                                          10
       Accumulation Units - Valuation                                         10
       Voting Instructions                                                    10
       Investment Options in the Separate Account                             11
              Penn Series Funds, Inc.                                         11
              Neuberger Berman Advisers Management Trust                      12
              Fidelity Investments' Variable Insurance Products Fund          12
              Fidelity Investments' Variable Insurance Products Fund II       13
              Van Kampen's The Universal Institutional Funds, Inc.            13

THE FIXED INTEREST ACCOUNTS                                                   13

THE CONTRACTS                                                                 13
       How Do I Purchase a Contract?                                          14
       What Types of Annuity Payments May I Choose?                           15
              Variable Annuity Payments                                       15
              Fixed Annuity Payments Under a Variable/Fixed Contract          15
              Other Information                                               15
       What Are the Death Benefits Under My Contract?                         15
       May I Transfer Money Among Investment Options?                         17
              Variable/Fixed Contracts                                        17
              Variable Contract                                               17
              Dollar Cost Averaging                                           17
              Automatic Rebalancing                                           17
              Additional Information                                          17
       May I Withdraw Any of My Money?                                        17
              403(b) Withdrawals                                              18
       Deferment of Payments and Transfers                                    18
       What Charges Do I Pay?                                                 18
              Administration Charges                                          18
              Mortality and Expense Risk Charge                               19
              Contingent Deferred Sales Charge                                19
              Variable/Fixed Contract                                         19
              Variable Contract                                               20
              Other Information                                               20
              Premium Taxes                                                   20

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                            20
       General Information                                                    20
       Loans Under Section 403(b) Contracts                                   21

FEDERAL INCOME TAX CONSIDERATIONS                                             22
       Withdrawals and Death Benefits                                         22
       Annuity Payments                                                       22
       Early Withdrawals                                                      22
       Transfers                                                              23
       Separate Account Diversification                                       23
       Qualified Plans                                                        23

FINANCIAL STATEMENTS                                                          23

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                  24

APPENDIX A                                                                    25

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

     CONTRACT OWNER: The person named in the Contract as the Contract Owner.

     CONTRACT VALUE: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the fixed interest account value. If you own a Variable Contract, this is the Variable Account Value.

     FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest accounts.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.


     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term Subaccount to refer to the Fund in which the Subaccount invests.

     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all Subaccounts of the Separate Account.


     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     VARIABLE CONTRACT: The variable annuity contract described in this Prospectus.

     VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

     WE or US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: "you" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments                 None
Maximum Contingent Deferred Sales Charge
        Variable/Fixed Contract                            7%(1)
        Variable Contract                                  5%(2)
Transfer Fee                                            None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                      $   30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge                                                    1.25%
Account Fees and Expenses                                                            None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                               1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL FUND OPERATING EXPENSES                                           MINIMUM        MAXIMUM
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                       0.38%(3)       1.87%(4)


----------
(1) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% OF purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.
(2) You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See WHAT CHARGES DO I PAY? in this Prospectus.

(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.
(4) The total expenses for the Emerging Markets Equity (International) Fund, after a voluntary fee waiver of 0.12% by the Fund's adviser, are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                   TOTAL                           NET
                                       MANAGEMENT      OTHER        FUND             FEE           FUND
                                          FEES        EXPENSES    EXPENSES         WAIVERS       EXPENSES
                                       ----------     --------    --------         -------       --------
   Money Market                           0.19%        0.31%        0.50%          0.00%          0.50%
   Limited Maturity Bond                  0.30%        0.30%        0.60%          0.00%          0.60%
   Quality Bond                           0.33%        0.29%        0.62%          0.00%          0.62%
   High Yield Bond                        0.50%        0.36%        0.86%          0.00%          0.86%
   Flexibly Managed                       0.60%        0.26%        0.86%          0.00%          0.86%
   Growth Equity                          0.65%        0.32%        0.97%          0.00%          0.97%(1)
   Large Cap Value                        0.60%        0.30%        0.90%          0.00%          0.90%(1)
   Large Cap Growth                       0.55%        0.72%        1.27%          0.27%(2)       1.00%
   Index 500                              0.07%        0.31%        0.38%          0.00%          0.38%(5)
   Mid Cap Growth                         0.70%        0.35%        1.05%          0.05%(2)       1.00%(1)
   Mid Cap Value                          0.55%        0.31%        0.86%          0.00%          0.86%(1)
   Strategic Value                        0.72%        0.54%        1.26%          0.01%(3)       1.25%
   Emerging Growth                        0.74%        0.35%        1.09%          0.00%          1.09%
   Small Cap Value                        0.85%        0.34%        1.19%          0.04%(4)       1.15%
   International Equity                   0.85%        0.34%        1.19%          0.00%          1.19%(1)
   REIT                                   0.70%        0.64%        1.34%          0.09%(3)       1.25%


----------

Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2003.

(1) Certain subadvisors have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:



     Growth Equity                                        0.94%
     Large Cap Value                                      0.86%
     Mid Cap Growth                                       0.88%
     Mid Cap Value                                        0.84%
     International Equity                                 1.15%



(2) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year.
(3) The Administrator has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as Administrator to the Fund, to the extent necessary to keep operating expenses from exceeding 1.25% of average daily net assets per year.
(4) The Adviser has contractually agreed to waive its Advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year.
(5) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25%. It is anticipated that the Agent will continue this voluntary fee waiver in effect through July 31, 2004. Thereafter, the Agent will voluntarily waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. The Agent may change or eliminate all or part of these voluntary waivers at any time.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                         MANAGEMENT/
                                       ADMINISTRATION                    TOTAL FUND
                                            FEES        OTHER EXPENSES    EXPENSES
                                       --------------   --------------   ----------
Balanced                                    0.85%            0.27%          1.12%


----------

(a)      These expenses are for the fiscal year ended December 31, 2003.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                       MANAGEMENT                     TOTAL FUND
                                          FEE         OTHER EXPENSES   EXPENSES
                                       ----------     --------------  ----------
Equity-Income                            0.48%            0.09%          0.57%
Growth                                   0.58%            0.09%          0.67%

----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                       MANAGEMENT        OTHER        TOTAL FUND
                                          FEE           EXPENSES       EXPENSES
                                       ----------       --------      ----------
Asset Manager                            0.53%           0.10%          0.63%

----------

(a) These expenses are for the fiscal year ended December 31, 2003. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.62%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                               MANAGEMENT         OTHER       TOTAL FUND
                                                  FEE           EXPENSES       EXPENSES
                                               ----------       --------      ----------
Emerging Markets Equity (International)          1.25%           0.62%          1.87%(b)


----------

(a)  These expenses are for the fiscal year ended December 31, 2003.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.12% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments'

Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract year:


                                                                ONE     THREE      FIVE     TEN
                                                               YEAR     YEARS     YEARS    YEARS
                                                               ----     -----     -----    -----
          Assuming Maximum Total Annual Fund Expenses         $ 961    $ 1,450   $ 1,949   $ 3,459
          Assuming Minimum Total Annual Fund Expenses         $ 822    $ 1,025   $ 1,226   $ 1,967


     (2) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract year:


                                                                ONE     THREE      FIVE     TEN
                                                               YEAR     YEARS     YEARS    YEARS
                                                               ----     -----     -----    -----
          Assuming Maximum Total Annual Fund Expenses         $ 961    $ 1,450   $ 1,998   $ 3,569
          Assuming Minimum Total Annual Fund Expenses         $ 822    $ 1,025   $ 1,280   $ 2,096


     (3) If you surrender your Variable Contract at the end of the applicable time period:


                                                                ONE     THREE      FIVE     TEN
                                                               YEAR     YEARS     YEARS    YEARS
                                                               ----     -----     -----    -----
          Assuming Maximum Total Annual Fund Expenses          $ 818   $ 1,450   $ 1,949   $ 3,459
          Assuming Minimum Total Annual Fund Expenses          $ 669   $ 1,023   $ 1,226   $ 1,967


     (4) If you do not surrender your Contract of if you annuitize at the end of the applicable time period:


                                                                ONE     THREE      FIVE     TEN
                                                               YEAR     YEARS     YEARS    YEARS
                                                               ----     -----     -----    -----
          Assuming Maximum Total Annual Fund Expenses         $ 318    $ 971     $ 1,650   $ 3,459
          Assuming Minimum Total Annual Fund Expenses         $ 169    $ 523     $   902   $ 1,967

CONDENSED FINANCIAL INFORMATION

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT


     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

     - The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

     The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2003 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.


ACCUMULATION UNITS - VALUATION


     Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

     The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.


VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.


INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT


The Separate Account currently has Subaccounts that invest in the following
Funds:


PENN SERIES FUNDS, INC.

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

     The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACTS

     The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

     In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The Variable Contract allows you to transfer amounts from your Contract to one or more fixed interest accounts in a separate fixed annuity contract issued by Penn Mutual. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Funds and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

     For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

     We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

     You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

     FIXED ANNUITY PAYMENTS UNDER A VARIABLE/FIXED CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

     OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant's 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

     If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

     - the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

     Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers,

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

     - the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

     With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

     - the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

     The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?


     VARIABLE/FIXED CONTRACTS. You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to Subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.


     If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.


     VARIABLE CONTRACT. You may transfer amounts from one Subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

     You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The Contract Owner, Annuitant and Beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.


     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.


     AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.


     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

     ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     - A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     - After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.


     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988 pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

     These charges reimburse us for administering the Contracts and the Separate Account.


     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

VARIABLE/FIXED CONTRACT

     The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

     First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

              WITHDRAWAL DURING               DEFERRED SALES CHARGE AS A
                CONTRACT YEAR               PERCENTAGE OF AMOUNT WITHDRAWN
              -----------------             ------------------------------
                     1                                    7.0%
                     2                                    6.0%
                     3                                    5.0%
                     4                                    4.0%
                     5                                    3.0%
                     6                                    2.0%
                     7                                    1.0%
                8 and later                             No Charge

     Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:

              WITHDRAWAL DURING                DEFERRED SALES CHARGE AS A
                CONTRACT YEAR               PERCENTAGE OF AMOUNT WITHDRAWN
              -----------------             ------------------------------
                     1                                    7.0%
                     2                                    6.0%
                     3                                    5.0%
                     4                                    4.0%
                     5                                    3.5%
                     6                                    3.0%
                     7                                    2.5%
                     8                                    2.0%
                     9                                    1.5%
                    10                                    1.0%
                11 and later                            No Charge

     Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

VARIABLE CONTRACT

     If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

     You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:

                CONTRACT YEAR          PERCENTAGE
                -------------          ----------
                    Eighth                 25%
                    Ninth                  50%
                    Tenth                  75%

     No charge will be made on any withdrawal in any contract year after the tenth contract year.

OTHER INFORMATION

     You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

PREMIUM TAXES

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.




MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

     If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year

Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.


     If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.


LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.


     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; and

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.


     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.


     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS                                                    B-2
      First Variable Annuity Payments                                        B-2
      Subsequent Variable Annuity Payments                                   B-2
      Annuity Units                                                          B-2
      Value of Annuity Units                                                 B-2
      Net Investment Factor                                                  B-2
      Assumed Interest Rate                                                  B-3
      Valuation Period                                                       B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                    B-3

DISTRIBUTION OF CONTRACTS                                                    B-3

CUSTODIAN                                                                    B-3

INDEPENDENT AUDITORS                                                         B-4

LEGAL MATTERS                                                                B-4

FINANCIAL STATEMENTS                                                         B-4

                                   APPENDIX A


     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.


PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,                   $     22.616   $     22.529   $     21.937   $     20.953   $     20.268
beginning of period
Accumulation Unit Value,
 end of period                             $     22.528   $     22.616   $     22.529   $     21.937   $     20.953
Number of Accumulation
Units outstanding, end of period                575,314      1,001,710      1,263,582      1,066,633      1,669,670

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,                   $     19.541   $     18.817   $     18.148   $     17.416   $     17.003
beginning of period
Accumulation Unit Value,
end of period                              $     20.268   $     19.541   $     18.817   $     18.148   $     17.416
Number of Accumulation
Units outstanding, end of period              1,449,199      1,120,603      1,192,388      1,062,385        825,274


PENN SERIES QUALITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                       $     26.926   $     25.898   $     24.078   $     21.769   $     22.043
Accumulation Unit Value,                   $     28.234   $     26.926   $     25.898   $     24.078   $     21.769
 end of period
Number of Accumulation
Units outstanding, end of period              1,065,243      1,206,212      1,341,947      1,254,944      1,612,651

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,                   $     20.260   $     18.990   $     18.465   $     15.562   $     16.639
beginning of period
Accumulation Unit Value,                   $     22.043   $     20.260   $     18.990   $     18.465   $     15.562
 end of period
Number of Accumulation                        1,665,664      1,497,635      1,664,378      1,869,975      1,890,869
Units outstanding, end of period


----------
(a)   Fixed Income Fund Subaccount prior to November 1, 1992.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     14.501   $     13.819   $     13.122   $     12.339   $     12.313
Accumulation Unit Value,
end of period                              $     14.736   $     14.501   $     13.819   $     13.122   $     12.339
Number of Accumulation
Units outstanding, end of period                501,159        683,529        419,087        369,397        473,183

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     11.943   $     11.330   $     10.999   $     10.039   $     10.181
Accumulation Unit Value,
end of period                              $     12.313   $     11.943   $     11.330   $     10.999   $     10.039
Number of Accumulation
Units outstanding, end of period                509,381        465,682        459,223        444,986        448,825


----------
(a) Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.




PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                       $     36.581   $     35.822   $     33.923   $     35.666   $     34.645
Accumulation Unit Value,
 end of period                             $     44.482   $     36.581   $     35.822   $     33.923   $     35.666
Number of Accumulation
Units outstanding, end of period                729,334        774,481        877,109        961,997      1,176,269

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                       $     33.476   $     29.276   $     26.033   $     22.644   $     24.742
Accumulation Unit Value,
 end of period                             $     34.645   $     33.476   $     29.276   $     26.033   $     22.644
Number of Accumulation
Units outstanding, end of period              1,308,094      1,261,904      1,185,318      1,194,944      1,264,890

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                       $     81.754   $     82.027   $     75.311   $     62.396   $     58.951
Accumulation Unit Value,
end of period                              $    104.894   $     81.754   $     82.027   $     75.311   $     62.396
Number of Accumulation
Units outstanding, end of period              2,719,530      2,294,054      3,305,527      3,500,263      4,634,490

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
 beginning of period                       $     56.265   $     49.262   $     42.865   $     35.496   $     34.514
Accumulation Unit Value,
end of period                              $     58.951   $     56.265   $     49.262   $     42.865   $     35.496
Number of Accumulation
Units outstanding, end of period              5,766,014      5,974,993      5,711,843      4,946,240      4,198,305


----------
(a)   Capital Appreciation Fund Subaccount prior to November 1, 1992.

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                                   YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------------------
                                     2003                      2002                      2001                      2000
                            -----------------------------------------------------------------------------------------------------
                                            NON-                      NON-                      NON-                      NON-
                               QUAL         QUAL         QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                            -----------------------------------------------------------------------------------------------------
Accumulation Unit
Value, beginning of
period                      $   30.930   $   30.675   $   48.112   $   47.716   $   65.253   $   64.715   $   89.413   $   88.677
Accumulation Unit
Value, end of period        $   34.322   $   34.039   $   30.930   $   30.675   $   48.112   $   47.716   $   65.253   $   64.715
Number of Accumulation
Units outstanding, end
of period                      954,642      282,510    1,251,261      334,151    1,366,134      438,677    1,638,918      632,835

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans


                                                                     YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                                    1999                      1998                       1997
                                           ---------------------------------------------------------------------------
                                                           NON-                      NON-                      NON-
                                              QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                           ---------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $   67.515   $   66.959   $   48.256   $   47.859   $   38.550   $   38.235
Accumulation Unit Value,
end of period                              $   89.413   $   88.677   $   67.515   $   66.959   $   48.256   $   47.859
Number of Accumulation
Units outstanding, end of period            1,772,202      665,530    1,752,036      626,895    1,794,481      617,717

                                                                     YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                                    1996                      1995                       1994
                                           ---------------------------------------------------------------------------
                                                           NON-                      NON-                      NON-
                                              QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                           ---------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $   32.596   $   32.327   $   26.102   $   25.887   $   28.766   $   28.528
Accumulation Unit Value,
end of period                              $   38.550   $   38.235   $   32.596   $   32.327   $   26.102   $   25.887
Number of Accumulation
Units outstanding, end of period            1,830,081      620,903    1,991,646      674,290    2,119,836      717,328


----------
(a)   Growth Stock Fund Subaccount prior to November 1, 1992.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     36.316   $     43.241   $     44.862   $     40.329   $     41.167
Accumulation Unit Value,
end of period                              $     45.821   $     36.316   $     43.241   $     44.862   $     40.329
Number of Accumulation
Units outstanding, end of period              2,084,422      2,399,446      2,846,994      3,228,429      4,407,110

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     38.038   $     30.819   $     24.928   $     18.361   $     18.062
Accumulation Unit Value,
 end of period                             $     41.167   $     38.038   $     30.819   $     24.928   $     18.361
Number of Accumulation
Units outstanding, end of period              5,273,048      5,409,879      4,907,784      4,235,839      3,886,404


----------
(a)   Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                              2003           2002(a)
                                           ---------------------------
Accumulation Unit Value,
beginning of period                        $      8.370   $     10.000
Accumulation Unit Value,
end of period                              $     10.383   $      8.370
Number of Accumulation
Units outstanding, end of period                259,358         59,181


----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     10.970   $     14.292   $     16.443   $     18.344   $     15.414
Accumulation Unit Value,
end of period                              $     13.911   $     10.970   $     14.292   $     16.443   $     18.344
Number of Accumulation
Units outstanding, end of period              3,169,175      3,405,972      4,065,632      4,646,239      4,389,976

                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                               1998          1997(b)
                                           ---------------------------
Accumulation Unit Value,
beginning of period                        $     12.162   $     10.000
Accumulation Unit Value,
end of period                              $     15.414   $     12.162
Number of Accumulation
Units outstanding, end of period              2,350,293        703,585


----------
(a)  Fidelity Investments' VIP Index 500 Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $      8.781   $     13.191   $     18.581   $     19.924   $     12.262
Accumulation Unit Value,
end of period                              $     12.947   $      8.781   $     13.191   $     18.581   $     19.924
Number of Accumulation
Units outstanding, end of period              1,274,276      1,087,651      1,201,212      1,310,821        916,231

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     12.690   $     13.282   $     14.057   $     10.857   $     11.124
Accumulation Unit Value,
end of period                              $     12.262   $     12.690   $     13.282   $     14.057   $     10.857
Number of Accumulation
Units outstanding, end of period              1,153,673      1,567,237      2,183,381      2,157,888      1,791,799


----------
(a) American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1993 (date subaccount was established) through December 31, 1993.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of Period                        $     13.915   $     15.555   $     16.266   $     13.544   $     12.773
Accumulation Unit Value,
end of period                              $     18.805   $     13.915   $     15.555   $     16.266   $     13.544
Number of Accumulation
Units outstanding, end of period              1,351,693      1,466,935      1,630,710      1,636,891      1,787,163

                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                               1998          1997(b)
                                           ---------------------------
Accumulation Unit Value,
beginning of Period                        $     12.411   $     10.000
Accumulation Unit Value,
end of period                              $     12.773   $     12.411
Number of Accumulation
Units outstanding, end of period              1,716,964        665,382


----------
(a)  Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                               2003          2002(a)
                                           ---------------------------
Accumulation Unit Value,
beginning of period                        $      8.503   $     10.000
Accumulation Unit Value,
end of period                              $     10.508   $      8.503
Number of Accumulation
Units outstanding, end of period                173,321         69,035


(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     17.474   $     30.550   $     36.756   $     52.084   $     18.503
Accumulation Unit Value,
end of period                              $     25.456   $     17.474   $     30.550   $     36.756   $     52.084
Number of Accumulation
Units outstanding, end of period .            1,368,904      1,470,450      1,722,296      1,977,899      1,645,175

                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                               1998          1997(a)
                                           ---------------------------
Accumulation Unit Value,
beginning of period                        $     13.806   $     10.000
Accumulation Unit Value,
end of period                              $     18.503   $     13.806
Number of Accumulation
Units outstanding, end of period                781,196        308,169


----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     14.936   $     18.170   $     15.760   $     14.032   $     14.400
Accumulation Unit Value,
end of period                              $     25.791   $     14.936   $     18.170   $     15.760   $     14.032
Number of Accumulation
Units outstanding, end of period              1,542,137      1,543,061      1,784,282      1,511,552      1,249,298

                                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------
                                               1998           1997           1996           1995(b)
                                           ---------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     16.051   $     13.211   $     11.171   $     10.000
Accumulation Unit Value,
end of period                              $     14.400   $     16.051   $     13.211   $     11.171
Number of Accumulation
Units outstanding, end of period              1,306,650      1,104,032        587,385        137,653


----------
(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     15.556   $     17.491   $     24.641   $     30.678   $     21.320
Accumulation Unit Value,
end of period                              $     20.410   $     15.556   $     17.491   $     24.641   $     30.678
Number of Accumulation
Units outstanding, end of period              2,184,851      2,481,498      3,049,380      3,568,406      3,579,323

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     18.164   $     16.659   $     14.434   $     12.843   $     13.880
Accumulation Unit Value,
end of period                              $     21.320   $     18.164   $     16.659   $     14.434   $     12.843
Number of Accumulation
Units outstanding, end of period              3,822,847      4,155,960      4,012,762      3,388,479      3,556,098


PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                               2003          2002(a)
                                           ---------------------------
Accumulation Unit Value,
beginning of period                        $      9.167   $     10.000
Accumulation Unit Value,
end of period                              $     12.266   $      9.167
Number of Accumulation
Units outstanding, end of period                241,611         74,393


----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     14.996   $     18.328   $     21.420   $     22.724   $     17.228
Accumulation Unit Value,
end of period                              $     17.220   $     14.996   $     18.328   $     21.420   $     22.724
Number of Accumulation
Units outstanding, end of period              1,000,865      1,138,571      1,464,704      1,865,066      1,348,416

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995           1994
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     15.551   $     13.182   $     12.488   $     10.218   $     10.706
Accumulation Unit Value,
end of period                              $     17.228   $     15.551   $     13.182   $     12.488   $     10.218
Number of Accumulation
Units outstanding, end of period              1,488,257      1,466,154      1,535,496      1,468,254      1,223,496


FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     16.242   $     19.802   $     21.097   $     19.704   $     18.764
Accumulation Unit Value,
end of period                              $     20.905   $     16.242   $     19.802   $     21.097   $     19.704
Number of Accumulation
Units outstanding, end of period              2,247,597      2,444,133      2,895,019      3,117,394      3,820,785

                                                            YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------
                                               1998           1997           1996           1995(a)
                                           ---------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     17.021   $     13.453   $     11.920   $     10.000
Accumulation Unit Value,
end of period                              $     18.764   $     17.021   $     13.453   $     11.920
Number of Accumulation
Units outstanding, end of period              3,820,796      3,352,648      2,498,343        581,691


(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     15.754   $     22.823   $     28.063   $     31.922   $     23.519
Accumulation Unit Value,
end of period                              $     20.669   $     15.754   $     22.823   $     28.063   $     31.922
Number of Accumulation
Units outstanding, end of period              3,616,144      3,940,027      4,683,819      5,391,217      4,955,849

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995(a)
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     17.073   $     14.000   $     12.359   $     10.000
Accumulation Unit Value,
end of period                              $     23.519   $     17.073   $     14.000   $     12.359
Number of Accumulation
Units outstanding, end of period              3,722,268      3,157,234      2,620,543        690,602


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     15.186   $     16.848   $     17.787   $     18.748   $     17.809
Accumulation Unit Value,
end of period                              $     17.694   $     15.186   $     16.848   $     17.787   $     18.748
Number of Accumulation
Units outstanding, end of period                659,637        728,367        970,400      1,222,300      1,290,362

                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1998           1997           1996           1995(a)
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $     15.040   $     12.623   $     11.153   $     10.000
Accumulation Unit Value,
end of period                              $     17.809   $     15.040   $     12.623   $     11.153
Number of Accumulation
Units outstanding, end of period                801,557        577,711        383,267        117,290


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                   YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                           ------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                        $      6.482   $      7.204   $      7.801   $     12.995   $      6.720
Accumulation Unit Value,
end of period                              $      9.581   $      6.482   $      7.204   $      7.801   $     12.995
Number of Accumulation
Units outstanding, end of period .              792,835        858,363        910,435      1,014,659        649,652

Values of an Accumulation Unit Outstanding Throughout Each Period



                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------
                                               1998          1997(a)
                                           ---------------------------
Accumulation Unit Value,
beginning of period                        $      8.975   $     10.000
Accumulation Unit Value,
end of period                              $      6.720   $      8.975
Number of Accumulation
Units outstanding, end of period                406,393        248,001


----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PROSPECTUS -- MAY 1, 2004

CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS -- FLEXIBLE PURCHASE PAYMENTS

OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172  TELEPHONE (800) 523-0650

This Prospectus describes a group variable and fixed annuity contract offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.


The Contract is an agreement between the Contract holder and Penn Mutual. You, as a Participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.


The Contract:

- has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;

- has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%; and

- is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and allows you to receive annuity payments over different periods of time, including over your lifetime.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                         MANAGER
     Money Market Fund                          Independence Capital Management, Inc.
     Quality Bond Fund                          Independence Capital Management, Inc.
     High Yield Bond Fund                       T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                      T. Rowe Price Associates, Inc.
     Growth Equity Fund                         Independence Capital Management, Inc.
     Large Cap Value Fund                       Putnam Investment Management, LLC
     International Equity Fund                  Vontobel Asset Management, Inc.

A Prospectus for the Penn Series Funds, Inc. accompanies this Prospectus.

You also may direct us to invest in one or more of our fixed interest accounts.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF 5% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CERTIFICATE ISSUED WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CERTIFICATE, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CERTIFICATE TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2004, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

PROSPECTUS CONTENTS


SPECIAL TERMS                                                  5

EXPENSES                                                       5

EXAMPLES OF FEES AND EXPENSES                                  7

ACCUMULATION UNIT VALUES                                       7

THE PENN MUTUAL LIFE INSURANCE COMPANY                         7

THE SEPARATE ACCOUNT                                           7
     Accumulation Units - Valuation                            8
     Voting Instructions                                       8
     Investment Options in the Separate Account                8
          Money Market Fund                                    8
          Quality Bond Fund                                    8
          High Yield Bond Fund                                 8
          Flexibly Managed Fund                                9
          Growth Equity Fund                                   9
          Large Cap Value Fund                                 9
          International Equity Fund                            9

THE FIXED INTEREST ACCOUNTS                                    9

THE CONTRACT                                                   9
     How Do I Participate in a Contract?                      10
     What Type of Annuity Payments May I Choose?              10
     What Are the Death Benefits Under My Certificate?        11
     May I Transfer Money Among Investment Options?           12
     May I Withdraw Any of My Money?                          12
     Deferment of Payments and Transfers                      12
     What Charges Do I Pay?                                   13
     Administration Charges                                   13
     Mortality and Expense Risk Charges                       13
     Contingent Deferred Sales Charge                         13

MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS             14
     General Information                                      14
     Loans Under Section 403(b) Contracts                     15

FEDERAL INCOME TAX CONSIDERATIONS                             15
     Withdrawals and Death Benefits                           16
     Annuity Payments                                         16
     Early Withdrawals                                        16
     Transfers                                                16
     Separate Account Diversification                         16
     Qualified Plans                                          17

FINANCIAL STATEMENTS                                          17

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                  18

APPENDIX A                                                    19

SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:

     ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.
     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.
     ANNUITY DATE: The date on which annuity payments start.
     ANNUITY UNIT: A unit of measure used to compute a Participant's variable annuity payment.
     CERTIFICATE: A certificate issued under the Contract which sets the Participant's interest in the Contract.
     CONTRACT: The group combination variable and fixed annuity contract described in this prospectus.
     PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.
     PARTICIPANT'S FIXED ACCOUNT: An account established and maintained by The Penn Mutual Life Insurance Company under the fixed account provisions of the Contract.
     PARTICIPANT'S FIXED ACCOUNT VALUE: The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account.
     PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained under the Contract for a Participant.
     PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.
     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.
     WE: The Penn Mutual Life Insurance company.
     YOU: The Participant


EXPENSES

 The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the fees and expenses that you will pay at the time you buy the Certificate, surrender the Certificate, or transfer cash value between investment options. State premium taxes may also be deducted.

 PARTICIPANT TRANSACTION EXPENSES
 Sales Load Imposed on Purchase Payments                              None
 Deferred Sales Load, as percentage of the amount withdrawn           5%*
 Exchange Fee                                                         None

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

 ANNUAL CONTRACT ADMINISTRATION CHARGE                                $   30
 SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)
 Mortality and Expense Risk Charge                                      1.25%
 Account Fees and Expenses                                              None
 Total Separate Account Annual Expenses                                 1.25%

 The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL FUND OPERATING EXPENSES                                   MINIMUM    MAXIMUM
                                                                       -------    -------
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                 0.50%     1.19%


----------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value. See WHAT CHARGES DO I PAY? in this prospectus.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)


                                                                             TOTAL
                                       MANAGEMENT            OTHER            FUND
                                          FEES              EXPENSES        EXPENSES
                                       ----------           --------        --------
 Money Market                            0.19%               0.31%            0.50%
 Quality Bond                            0.33%               0.29%            0.62%
 High Yield Bond                         0.50%               0.36%            0.86%
 Flexibly Managed                        0.60%               0.26%            0.86%
 Growth Equity                           0.65%               0.32%            0.97%(1)
 Large Cap Value                         0.60%               0.30%            0.90%(1)
 International Equity                    0.85%               0.34%            1.19%(1)


----------

Unless otherwise noted, these expenses are based upon Fund data for the last fiscal year ended December 31, 2003.

(1) Certain subadvisors have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:



     Growth Equity                  0.94%
     Large Cap Value                0.86%
     International Equity           1.15%


     The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

     Premium taxes may be applicable. See WHAT CHARGES DO I PAY? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Certificate fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual fee waivers, if any.

     The Example assumes that you invest $10,000 in the Certificate for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Certificate at the end of the applicable time period:


                                                              ONE          THREE         FIVE           TEN
                                                             YEAR          YEARS         YEARS         YEARS
                                                          -----------   -----------   -----------   -----------
     Assuming Maximum Total Annual Fund Expenses          $       751   $     1,260   $     1,628   $     2,812
     Assuming Minimum Total Annual Fund Expenses          $       680   $     1,059   $     1,284   $     2,092


     (2) If you do not surrender your Certificate or if you annuitize at the end of the applicable time period:


                                                              ONE          THREE         FIVE           TEN
                                                             YEAR          YEARS         YEARS         YEARS
                                                          -----------   -----------   -----------   -----------
     Assuming Maximum Total Annual Fund Expenses          $       251   $       771   $     1,318   $     2,812
     Assuming Minimum Total Annual Fund Expenses          $       180   $       559   $       963   $     2,092


ACCUMULATION UNIT VALUES

   Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

   The Penn Mutual Life Insurance Company is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT


   The Company established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds. The financial statements of the Separate Account for the year ended December 31, 2003 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

- The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

- The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


ACCUMULATION UNITS - VALUATION


   Allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts of the Separate Account that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.

   The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current valuation period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.


VOTING INSTRUCTIONS


   You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a Subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.

   If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.


INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

   Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of PENN SERIES FUNDS, INC.:

   MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

   QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities.

   HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities.

   FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

   GROWTH EQUITY FUND -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

   LARGE CAP VALUE FUND-- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

   INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries.

   Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.

   Shares of Penn Series are also sold through other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.

READ THE PROSPECTUS OF PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

   The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

   Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.

   In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

   You decide, within Contract limits,

-  how often you make a purchase payment and how much you invest;

- the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

- whether or not to transfer money among the available Funds and Fixed Interest Accounts;

-  the type of annuity that we pay and who receives it;

-  the Beneficiary or Beneficiaries to whom we pay death benefits; and

-  the amount and frequency of withdrawals from the Contract Value.

The Contract has:

   - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

   - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

   The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.

   We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

   You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PARTICIPATE IN A CONTRACT?

   Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

   The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

   The distributor of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.

WHAT TYPE OF ANNUITY PAYMENTS MAY I CHOOSE?

   You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.

   You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

   VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

   The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the annuity payout period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

   FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

   OTHER INFORMATION. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.

   If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CERTIFICATE?

   You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

   If you die prior to the Annuity Date, we will pay your Beneficiary the greater of:

   - the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

   - the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the valuation period in which proof of death and any other required information is received at our service office.

   The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

   If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

   If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Participant.

   If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

   For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?


   You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to Subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received at our administrative office from you or the agent of record (pursuant to your instructions) and any other applicable requirements are made before the death of the Participant.


MAY I WITHDRAW ANY OF MY MONEY?

   Prior to the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

   On the annuity date, you may choose to receive annuity payments for a specified number of years under Option 1 or you may withdraw the present value of your annuity.

   If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.


   403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Participant is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS


   We reserve the right to defer a withdrawal, a transfer of Variable Account Value or variable annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.


WHAT CHARGES DO I PAY?

   The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.

ADMINISTRATION CHARGES

These charges reimburse us for administering the Contracts and the Separate Account.


   - We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the Subaccounts in which you invest.


MORTALITY AND EXPENSE RISK CHARGES

   - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

   - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

   You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

   You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.


   If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn. If the withdrawal is made from the Participant's Variable Account Value, the contingent deferred sales charge will be made by canceling Accumulation Units credited to the Participant's Variable Account. If the withdrawal is made from the Participant's Fixed Account Value, the contingent deferred sales charge will be taken from the Participant's Fixed Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.

             PARTICIPANT'S ENROLLMENT YEAR              PERCENTAGE
             -----------------------------              ----------
                Second through Seventh                      10%
                        Eighth                              25%
                        Ninth                               50%
                        Tenth                               75%

   No charge will be made on any withdrawal after the Participant has been enrolled for ten years.

   Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted at the Annuity Date, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, they range from 0% to 3.5%. There may be additional penalties incurred if you make withdrawals from the Three Year Guaranteed Account. See MORE INFORMATION ABOUT FIXED INTEREST OPTIONS.




MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

   You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

   (1) (Option A) the One Year Guaranteed Account;

   (2) (Option B) the Fixed Holding Account; or

   (3) (Option C) the Three Year Guaranteed Account.

   The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

   We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

   For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

   For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.

     We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.


   You may transfer money from a Fixed Account to Subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one quarter of the most recent effective annual interest rate then applicable to the Three Year Guaranteed Account (i.e., 3 months' interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where:
(a) is the total amount withdrawn from the Three Year Guaranteed Account; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of the Three Year Guaranteed Account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.


LOANS UNDER SECTION 403(b) CONTRACTS

   If the Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


   When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in the Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account Value in accordance with your current payment allocation instructions.

   Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Penn Series Money Market Subaccount. You may then transfer amounts from the Money Market Subaccount to the other investment options offered under the Contract.


   If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

   Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

   The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.

   You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.


   WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.


   ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

   Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

   EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; on withdrawals made on or after age 59 1/2; on distributions made after death; and on withdrawals attributable to total and permanent disability.

   TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

   SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for the underlying funds.

   The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

   QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under
Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

   For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

   Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

FINANCIAL STATEMENTS

   The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS                                   B-2
     First Variable Annuity Payments                        B-2
     Subsequent Variable Annuity Payments                   B-2
     Annuity Units                                          B-2
     Value of Annuity Units                                 B-2
     Net Investment Factor                                  B-2
     Assumed Interest Rate                                  B-3
     Valuation Period                                       B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                   B-3

DISTRIBUTION OF CONTRACTS AND CERTIFICATES                  B-3

CUSTODIAN                                                   B-3

INDEPENDENT AUDITORS                                        B-4

LEGAL MATTERS                                               B-4

FINANCIAL STATEMENTS                                        B-4

                                   APPENDIX A


   This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.


PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
 Accumulation Unit Value, beginning of period                  $     22.616  $     22.529  $     21.937  $     20.953  $     20.268
 Accumulation Unit Value, end of period                        $     22.528  $     22.616  $     22.529  $     21.937  $     20.953
 Number of Accumulation Units outstanding, end of period            575,314     1,001,710     1,263,582     1,066,633     1,669,670

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   1998          1997          1996          1995          1994
 Accumulation Unit Value, beginning of period                  $     19.541  $     18.817  $     18.148  $     17.416  $     17.003
 Accumulation Unit Value, end of period                        $     20.268  $     19.541  $     18.817  $     18.148  $     17.416
 Number of Accumulation Units outstanding, end of period          1,449,199     1,120,603     1,192,388     1,062,385       825,274


PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
 Accumulation Unit Value, beginning of period                  $     26.926  $     25.898  $     24.078  $     21.769  $     22.043
 Accumulation Unit Value, end of period                        $     28.234  $     26.926  $     25.898  $     24.078  $     21.769
 Number of Accumulation Units outstanding, end of period          1,065,243     1,206,212     1,341,947     1,254,944     1,612,651

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   1998          1997          1996          1995          1994
 Accumulation Unit Value, beginning of period                  $     20.260  $     18.990  $     18.465  $     15.562  $     16.639
 Accumulation Unit Value, end of period                        $     22.043  $     20.260  $     18.990  $     18.465  $     15.562
 Number of Accumulation Units outstanding, end of period          1,665,664     1,497,635     1,664,378     1,869,975     1,890,869

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
 Accumulation Unit Value, beginning of period                  $     36.581  $     35.822  $     33.923  $     35.666  $     34.645
 Accumulation Unit Value, end of period                        $     44.482  $     36.581  $     35.822  $     33.923  $     35.666
 Number of Accumulation Units outstanding, end of period            729,334       774,481       877,109       961,997     1,176,269

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   1998          1997          1996          1995          1994
 Accumulation Unit Value, beginning of period                  $     33.476  $     29.276  $     26.033  $     22.644  $     24.742
 Accumulation Unit Value, end of period                        $     34.645  $     33.476  $     29.276  $     26.033  $     22.644
 Number of Accumulation Units outstanding, end of period          1,308,094     1,261,904     1,185,318     1,194,944     1,264,890


PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
 Accumulation Unit Value, beginning of period                  $     81.754  $     82.027  $     75.311  $     62.396  $     58.951
 Accumulation Unit Value, end of period                        $    104.894  $     81.754  $     82.027  $     75.311  $     62.396
 Number of Accumulation Units outstanding, end of period          2,719,530     2,294,054     3,305,527     3,500,263     4,634,490

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   1998          1997          1996          1995          1994
 Accumulation Unit Value, beginning of period                  $     56.265  $     49.262  $     42.865  $     35.496  $     34.514
 Accumulation Unit Value, end of period                        $     58.951  $     56.265  $     49.262  $     42.865  $     35.496
 Number of Accumulation Units outstanding, end of period          5,766,014     5,974,993     5,711,843     4,946,240     4,198,305

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS


                                                                               YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                               2003                      2002                      2001
                                                     ----------------------------------------------------------------------------
                                                                     NON-                      NON-                      NON-
                                                        QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                                     ----------------------------------------------------------------------------
 Accumulation Unit Value, beginning of period        $    30.930  $    30.675  $    48.112  $    47.716  $    65.253  $    64.715
 Accumulation Unit Value, end of period              $    34.322  $    34.039  $    30.930  $    30.675  $    48.112  $    47.716
 Number of Accumulation Units outstanding,
 end of period                                           954,642      282,510    1,251,261      334,151    1,366,135      438,677

                                                                               YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                               2000                      1999                      1998
                                                     ----------------------------------------------------------------------------
                                                                     NON-                      NON-                      NON-
                                                        QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                                     ----------------------------------------------------------------------------
 Accumulation Unit Value, beginning of period        $    89.413  $    88.677  $    67.515  $    66.959  $    48.256  $    47.859
 Accumulation Unit Value, end of period              $    65.253  $    64.715  $    89.413  $    88.677  $    67.515  $    66.959
 Number of Accumulation Units outstanding,
 end of period                                         1,638,918      632,835    1,772,202      665,530    1,752,036      626,895



                                                                               YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                               1997                      1996                      1995
                                                     ----------------------------------------------------------------------------
                                                                     NON-                      NON-                      NON-
                                                        QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                                     ----------------------------------------------------------------------------
 Accumulation Unit Value, beginning of period        $    38.550  $    38.235  $    32.596  $    32.327  $    26.102  $    25.887
 Accumulation Unit Value, end of period              $    48.256  $    47.859  $    38.550  $    38.235  $    32.596  $    32.327
 Number of Accumulation Units outstanding,
 end of period                                         1,794,481      617,717    1,830,081      620,903    1,991,646      674,290

                                                      YEAR ENDED DECEMBER 31,
                                                     ------------------------
                                                               1994
                                                        QUAL          NON-
                                                                      QUAL
 Accumulation Unit Value, beginning of period        $    28.766  $    28.528
 Accumulation Unit Value, end of period              $    26.102  $    25.887
 Number of Accumulation Units outstanding,
 end of period                                         2,119,836      717,328

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
 Accumulation Unit Value, beginning of period                  $     36.316  $     43.241  $     44.862  $     40.329  $     41.167
 Accumulation Unit Value, end of period                        $     45.821  $     36.316  $     43.241  $     44.862  $     40.329
 Number of Accumulation Units outstanding, end of period          2,084,422     2,399,446     2,846,994     3,228,429     4,407,110

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   1998          1997          1996          1995          1994
 Accumulation Unit Value, beginning of period                  $     38.038  $     30.819  $     24.928  $     18.361  $     18.062
 Accumulation Unit Value, end of period                        $     41.167  $     38.038  $     30.819  $     24.928  $     18.361
 Number of Accumulation Units outstanding, end of period          5,273,048     5,409,879     4,907,784     4,235,839     3,886,404


PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
 Accumulation Unit Value, beginning of period                  $     15.556  $     17.491  $     24.641  $     30.678  $     21.320
 Accumulation Unit Value, end of period                        $     20.410  $     15.556  $     17.491  $     24.641  $     30.678
 Number of Accumulation Units outstanding, end of period          2,184,851     2,481,498     3,049,380     3,568,406     3,579,323

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   1998          1997          1996          1995          1994
 Accumulation Unit Value, beginning of period                  $     18.164  $     16.659  $     14.434  $     12.843  $     13.880
 Accumulation Unit Value, end of period                        $     21.320  $     18.164  $     16.659  $     14.434  $     12.843
 Number of Accumulation Units outstanding, end of period          3,822,847     4,155,960     4,012,762     3,388,479     3,556,098

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2004


DIVERSIFIER II/OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current Prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, both dated May 1, 2004. The Contracts are funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or you may call
(800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments                                                B-2
Subsequent Variable Annuity Payments                                           B-2
Annuity Units                                                                  B-2
Value of Annuity Units                                                         B-2
Net Investment Factor                                                          B-2
Assumed Interest Rate                                                          B-3
Valuation Period                                                               B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                      B-3

DISTRIBUTION OF CONTRACTS                                                      B-3

CUSTODIAN                                                                      B-3

INDEPENDENT AUDITORS                                                           B-4

LEGAL MATTERS                                                                  B-4

FINANCIAL STATEMENTS                                                           B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENTS

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

     The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS


     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.


ANNUITY UNITS


     For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.


VALUE OF ANNUITY UNITS


     The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior valuation period multiplied by the net investment factor for the Subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.


NET INVESTMENT FACTOR


     For any Subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):


WHERE (a) IS:


     The net asset value per share of the mutual fund held in the Subaccount, as of the end of the valuation period


     PLUS

     The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:


     The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior valuation period


     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:


     The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.


ASSUMED INTEREST RATE

     A 4% assumed interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.




ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2003, 2002 and 2001 the Company paid commissions to HTK of approximately $72,645, $72,223, and $31,430 respectively.


     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                MONEY            QUALITY          HIGH YIELD
                                                               TOTAL         MARKET FUND+       BOND FUND+        BOND FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                                 31,015,988         7,752,996         6,612,278
Cost                                                      $ 1,379,486,222   $    31,015,988   $    81,360,456   $    57,785,906

ASSETS:
Investments at market value                               $ 1,416,950,318   $    31,015,988   $    81,483,988   $    50,914,543

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                     216,629             1,106             2,959             1,806
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $ 1,416,733,689   $    31,014,882   $    81,481,029   $    50,912,737
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                MONEY            QUALITY          HIGH YIELD
                                                               TOTAL         MARKET FUND+       BOND FUND+        BOND FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $    22,708,008   $       398,765   $     3,532,235   $     3,906,199

EXPENSE:
Mortality and expense risk and administration charges          15,623,380           581,525         1,049,737           575,796
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                    7,084,628          (182,760)        2,482,498         3,330,403
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares        (27,909,643)                -           112,758           321,369
Realized gains distributions                                   11,220,176                 -         1,124,839                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions      (16,689,467)                -         1,237,597           321,369

Net change in unrealized appreciation (depreciation) of
  investments                                                 293,865,350                 -          (174,897)        4,910,027
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                 277,175,883                 -         1,062,700         5,231,396
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $   284,260,511   $      (182,760)  $     3,545,198   $     8,561,799
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                               LARGE CAP         FLEXIBLY
                                                           GROWTH EQUITY         VALUE           MANAGED         INTERNATIONAL
                                                               FUND+             FUND+            FUND+          EQUITY FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                4,827,018         7,098,164        18,436,669         4,128,083
Cost                                                      $    97,801,992   $    94,004,015   $   316,899,368   $    57,168,999

ASSETS:
Investments at market value                               $    53,193,738   $   124,856,704   $   435,842,857   $    57,421,628

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       1,857             4,380            15,473             2,019
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $    53,191,881   $   124,852,324   $   435,827,384   $    57,419,609
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               LARGE CAP         FLEXIBLY
                                                           GROWTH EQUITY         VALUE           MANAGED         INTERNATIONAL
                                                               FUND+             FUND+            FUND+          EQUITY FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $        13,241   $     1,764,602   $     7,567,066   $       315,560

EXPENSE:
Mortality and expense risk and administration charges             670,997         1,402,761         4,510,041           611,810
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (657,756)          361,841         3,057,025          (296,250)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares        (10,422,765)          211,972           881,514        (1,937,177)
Realized gains distributions                                            -                 -         4,990,890                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions      (10,422,765)          211,972         5,872,404        (1,937,177)

Net change in unrealized appreciation (depreciation) of
  investments                                                  16,433,254        25,508,490        82,339,657        15,879,460
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                   6,010,489        25,720,462        88,212,061        13,942,283
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $     5,352,733   $    26,082,303   $    91,269,086   $    13,646,033
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                             SMALL CAP         EMERGING           LIMITED
                                                               VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                               FUND+            FUND+              FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                3,963,380         3,095,010         2,342,861        10,402,897
Cost                                                      $    54,852,620   $    80,607,015   $    24,726,817   $    98,740,001

ASSETS:
Investments at market value                               $    72,133,523   $    54,100,776   $    24,764,042   $    79,790,218

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       2,596             1,911               905             2,859
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $    72,130,927   $    54,098,865   $    24,763,137   $    79,787,359
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             SMALL CAP         EMERGING           LIMITED
                                                               VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                               FUND+            FUND+              FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $             -   $       996,324   $       995,592

EXPENSE:
Mortality and expense risk and administration charges             656,456           573,472           357,940           884,024
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (656,456)         (573,472)          638,384           111,568
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares            (37,086)       (5,625,211)           49,857        (1,624,996)
Realized gains distributions                                    3,775,448                 -            20,185                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions        3,738,362        (5,625,211)            70,042        (1,624,996)

Net change in unrealized appreciation (depreciation) of
  investments                                                  24,869,137        22,575,924          (311,954)       17,911,156
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                  28,607,499        16,950,713          (241,912)       16,286,160
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $    27,951,043   $    16,377,241   $       396,472   $    16,397,728
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                              MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                              GROWTH             VALUE            GROWTH             VALUE
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                5,100,929         3,171,097           849,907           682,118
Cost                                                      $    41,450,610   $    33,226,755   $     7,910,748   $     6,161,238

ASSETS:
Investments at market value                               $    32,288,880   $    41,382,815   $     8,949,522   $     7,209,988

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       1,162             1,473               327               267
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $    32,287,718   $    41,381,342   $     8,949,195   $     7,209,721
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                              MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                              GROWTH             VALUE            GROWTH             VALUE
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $       130,679   $        27,135   $        27,639

EXPENSE:
Mortality and expense risk and administration charges             304,199           433,236            60,237            53,861
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (304,199)         (302,557)          (33,102)          (26,222)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares           (309,943)          (54,374)            4,553            (7,504)
Realized gains distributions                                            -           758,876                 -            47,992
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions         (309,943)          704,502             4,553            40,488

Net change in unrealized appreciation (depreciation) of
  investments                                                   9,456,736         9,924,839         1,105,854         1,084,394
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                   9,146,793        10,629,341         1,110,407         1,124,882
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $     8,842,594   $    10,326,784   $     1,077,305   $     1,098,660
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                               REIT            BALANCED        EQUITY INCOME        GROWTH
                                                               FUND+          PORTFOLIO++      PORTFOLIO+++      PORTFOLIO+++
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                  735,040         3,193,351         3,162,735         3,455,754
Cost                                                      $     7,583,544   $    50,104,942   $    64,935,801   $   124,933,656

ASSETS:
Investments at market value                               $     8,475,006   $    28,516,628   $    73,312,193   $   107,266,598

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         304             1,011             2,601             3,780
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $     8,474,702   $    28,515,617   $    73,309,592   $   107,262,818
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               REIT            BALANCED        EQUITY INCOME        GROWTH
                                                               FUND+          PORTFOLIO++      PORTFOLIO+++      PORTFOLIO+++
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $       245,453   $       469,443   $     1,096,326   $       249,266

EXPENSE:
Mortality and expense risk and administration charges              58,621           351,569           788,984         1,186,709
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                      186,832           117,874           307,342          (937,443)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares              5,780        (3,365,089)         (590,342)       (4,904,231)
Realized gains distributions                                      189,001                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions          194,781        (3,365,089)         (590,342)       (4,904,231)

Net change in unrealized appreciation (depreciation) of
  investments                                                     952,535         6,982,043        16,166,155        30,925,747
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                   1,147,316         3,616,954        15,575,813        26,021,516
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $     1,334,148   $     3,734,828   $    15,883,155   $    25,084,073
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                 EMERGING         V.I. CAPITAL
                                                          ASSET MANAGER       MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                          PORTFOLIO+++    (INT'L) PORTFOLIO++++      FUND *           FUND II **
                                                         ---------------   --------------------  ---------------   ----------------
INVESTMENT IN FUND SHARES
Number of Shares                                               1,267,962              1,392,480           12,982            200,599
Cost                                                     $    20,152,377   $         15,154,654  $       261,897   $      1,481,716

ASSETS:
Investments at market value                              $    18,334,733   $         12,588,022  $       276,262   $      1,602,786

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                        647                    448            1,472             41,284
                                                         ---------------   --------------------  ---------------   ----------------

NET ASSETS                                               $    18,334,086   $         12,587,574  $       274,790   $      1,561,502
                                                         ===============   ====================  ===============   ================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                  EMERGING         V.I. CAPITAL
                                                          ASSET MANAGER       MARKETS EQUITY      APPRECIATION     HIGH INCOME BOND
                                                          PORTFOLIO+++    (INT'L) PORTFOLIO++++      FUND *           FUND II **
                                                         ---------------   --------------------  ---------------   ----------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                $       577,137   $                  -  $             -   $         95,507
EXPENSE:
Mortality and expense risk and administration charges            210,044                122,520            1,725             46,961
                                                         ---------------   --------------------  ---------------   ----------------

Net investment income (loss)                                     367,093               (122,520)          (1,725)            48,546
                                                         ---------------   --------------------  ---------------   ----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares          (263,769)              (758,871)           6,787            378,122
Realized gains distributions                                           -                      -                -                  -
                                                         ---------------   --------------------  ---------------   ----------------

Net realized gains (losses) from investment transactions        (263,769)              (758,871)            6,787            378,122

Net change in unrealized appreciation (depreciation) of
  investments                                                  2,370,030              4,776,959           16,141             82,334
                                                         ---------------   --------------------  ---------------   ----------------

Net realized and unrealized gains (losses) on
  investments                                                  2,106,261              4,018,088           22,928            460,456
                                                         ---------------   --------------------  ---------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $     2,473,354   $          3,895,568  $        21,203   $        509,002
                                                         ===============   ====================  ===============   ================

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                          FINANCIAL SERVICES     HEALTH CARE         MEKROS             NOVA
                                                               FUND***             FUND***           FUND***           FUND***
                                                          ------------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                          14               314             7,726           462,593
Cost                                                      $              345   $         7,464   $       229,814   $     3,306,223

Investments at market value                               $              374   $         7,627   $       229,858   $     3,335,298

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                            374               507            16,247             2,845
                                                          ------------------   ---------------   ---------------   ---------------

NET ASSETS                                                $                -   $         7,120   $       213,611   $     3,332,453
                                                          ==================   ===============   ===============   ===============

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          FINANCIAL SERVICES     HEALTH CARE         MEKROS             NOVA
                                                               FUND***             FUND***           FUND***           FUND***
                                                          ------------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $                -   $             -   $       280,616   $             -
EXPENSE:
Mortality and expense risk and administration charges                    542             1,393            15,245             4,408
                                                          ------------------   ---------------   ---------------   ---------------

Net investment income (loss)                                            (542)           (1,393)          265,371            (4,408)
                                                          ------------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                   761           (41,225)         (136,334)          136,272
Realized gains distributions                                               -                 -           295,851                 -
                                                          ------------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions                 761           (41,225)          159,517           136,272

Net change in unrealized appreciation (depreciation) of
  investments                                                           (307)              156            19,903            29,080
                                                          ------------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                            454           (41,069)          179,420           165,352
                                                          ------------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $              (88)  $       (42,462)  $       444,791   $       160,944
                                                          ==================   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                                                                                U.S. GOVERNMENT
                                                                OTC           TECHNOLOGY           URSA              BOND
                                                              FUND***           FUND***           FUND***           FUND***
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares                                                    9,382             8,183             1,303            74,515
Cost                                                      $       117,495   $       121,954   $         8,509   $       860,295

ASSETS:
Investments at market value                               $       123,469   $       121,759   $         7,532   $       869,590

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         902             1,645                54             5,374
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $       122,567   $       120,114   $         7,478   $       864,216
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                U.S. GOVERNMENT
                                                                OTC           TECHNOLOGY           URSA              BOND
                                                              FUND***           FUND***           FUND***           FUND***
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $             -   $             -   $        12,519
EXPENSE:
Mortality and expense risk and administration charges               5,798             1,524             3,697             5,307
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                       (5,798)           (1,524)           (3,697)            7,212
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares             81,506             8,374           (63,716)          (44,722)
Realized gains distributions                                            -            13,334                 -             3,558
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment
  transactions                                                     81,506            21,708           (63,716)          (41,164)

Net change in unrealized appreciation (depreciation) of
  investments                                                       5,974              (213)             (977)            9,704
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on
  investments                                                      87,480            21,495           (64,693)          (31,460)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $        81,682   $        19,971   $       (68,390)  $       (24,248)
                                                          ===============   ===============   ===============   ===============

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2003

                                                          U.S. GOVERNMENT                                           INTERNATIONAL
                                                           MONEY MARKET        UTILITES         EQUITY INCOME           STOCK
                                                              FUND***           FUND***       PORTFOLIO II ****    PORTFOLIO *****
                                                          ---------------   ---------------   -----------------   -----------------
INVESTMENT IN FUND SHARES
Number of Shares                                                6,092,432               855              14,457              11,437
Cost                                                      $     6,092,432   $        11,652   $         280,422   $         128,502

ASSETS:
Investments at market value                               $     6,092,432   $        12,789   $         291,596   $         136,556

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                      90,893             1,258               2,767               1,116
                                                          ---------------   ---------------   -----------------   -----------------

NET ASSETS                                                $     6,001,539   $        11,531   $         288,829   $         135,440
                                                          ===============   ===============   =================   =================

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          U.S. GOVERNMENT                                           INTERNATIONAL
                                                           MONEY MARKET        UTILITES         EQUITY INCOME           STOCK
                                                              FUND***           FUND***       PORTFOLIO II ****    PORTFOLIO *****
                                                          ---------------   ---------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $           263   $           117   $           3,704   $           2,620
EXPENSE:
Mortality and expense risk and administration charges              85,028             1,122               2,794               3,297
                                                          ---------------   ---------------   -----------------   -----------------

Net investment income (loss)                                      (84,765)           (1,005)                910                (677)
                                                          ---------------   ---------------   -----------------   -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                  -             2,112              (5,818)             81,793
Realized gains distributions                                            -                 -                   -                 202
                                                          ---------------   ---------------   -----------------   -----------------

Net realized gains (losses) from investment
  transactions                                                          -             2,112              (5,818)             81,995

Net change in unrealized appreciation (depreciation) of
  investments                                                           -               323               9,870               7,816
                                                          ---------------   ---------------   -----------------   -----------------

Net realized and unrealized gains (losses) on
  investments                                                           -             2,435               4,052              89,811
                                                          ---------------   ---------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       (84,765)  $         1,430   $           4,962   $          89,134
                                                          ===============   ===============   =================   =================

+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
      AND II
++++  INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*     INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**    INVESTMENT IN FEDERATED INSURANCE SERIES
***   INVESTMENT IN RYDEX VARIABLE TRUST
****  INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
***** INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                       TOTAL
                                                                      ----------------------------------------
                                                                              2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        7,084,628    $        7,246,433
   Net realized gains (losses) from
     investment transactions                                                 (16,689,467)          (41,189,913)
   Net change in unrealized appreciation
     (depreciation) of investments                                           293,865,350          (165,021,334)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                               284,260,511          (198,964,814)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                         120,918,984           138,973,340
   Surrender benefits                                                       (104,999,353)         (126,368,529)
   Net transfers                                                              30,982,185            (2,444,208)
   Considerations for supplementary contracts with life contingency              255,781               206,894
   Payments for supplementary contracts with life contingency                    (49,744)              (40,126)
   Contract administration charges                                            (1,170,238)           (1,152,864)
   Annuity benefits                                                          (22,245,479)          (22,847,069)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 23,692,136           (13,672,562)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                   307,952,647          (212,637,376)
NET ASSETS:
 Beginning of year                                                         1,108,781,042         1,321,418,418
                                                                      ------------------    ------------------
  END OF YEAR                                                         $    1,416,733,689    $    1,108,781,042
                                                                      ==================    ==================

                                                                                 MONEY MARKET FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (182,760)   $          190,008
   Net realized gains (losses) from
     investment transactions                                                           -                     -
   Net change in unrealized appreciation
     (depreciation) of investments                                                     -                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                  (182,760)              190,008
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           4,551,072            27,285,224
   Surrender benefits                                                        (11,371,375)          (29,157,999)
   Net transfers                                                             (21,066,206)            9,721,490
   Considerations for supplementary contracts with life contingency                    -                20,003
   Payments for supplementary contracts with life contingency                     (1,781)                 (455)
   Contract administration charges                                               (47,678)              (44,801)
   Annuity benefits                                                           (2,006,433)           (1,414,961)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                (29,942,401)            6,408,501
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                   (30,125,161)            6,598,509
NET ASSETS:
 Beginning of year                                                            61,140,043            54,541,534
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       31,014,882    $       61,140,043
                                                                      ==================    ==================

                                                                                 QUALITY BOND FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        2,482,498    $        1,928,886
   Net realized gains (losses) from
     investment transactions                                                   1,237,597                82,983
   Net change in unrealized appreciation
     (depreciation) of investments                                              (174,897)              618,018
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 3,545,198             2,629,887
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           8,488,223             9,973,459
   Surrender benefits                                                         (5,646,025)           (5,268,275)
   Net transfers                                                               4,487,017             9,604,698
   Considerations for supplementary contracts with life contingency               18,862                17,488
   Payments for supplementary contracts with life contingency                     (1,552)               (1,147)
   Contract administration charges                                               (57,975)              (43,130)
   Annuity benefits                                                           (2,207,969)           (1,910,204)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  5,080,581            12,372,889
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     8,625,779            15,002,776
NET ASSETS:
 Beginning of year                                                            72,855,250            57,852,474
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       81,481,029    $       72,855,250
                                                                      ==================    ==================

                                                                                HIGH YIELD BOND FUND+
                                                                      ----------------------------------------
                                                                             2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        3,330,403    $        3,175,687
   Net realized gains (losses) from
     investment transactions                                                     321,369              (327,986)
   Net change in unrealized appreciation
     (depreciation) of investments                                             4,910,027            (2,068,514)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 8,561,799               779,187
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           4,290,121             3,131,007
   Surrender benefits                                                         (3,587,019)           (3,274,727)
   Net transfers                                                               4,090,354               497,145
   Considerations for supplementary contracts with life contingency               27,745                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (36,736)              (31,169)
   Annuity benefits                                                             (838,466)             (939,693)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                            3,945,999              (617,437)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    12,507,798               161,750
NET ASSETS:
 Beginning of year                                                            38,404,939            38,243,189
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       50,912,737    $       38,404,939
                                                                      ==================    ==================

                                                                                GROWTH EQUITY FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (657,756)   $         (980,711)
   Net realized gains (losses) from
     investment transactions                                                 (10,422,765)          (18,356,437)
   Net change in unrealized appreciation
     (depreciation) of investments                                            16,433,254           (14,624,459)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 5,352,733           (33,961,607)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,011,351             4,107,002
   Surrender benefits                                                         (4,303,832)           (6,956,231)
   Net transfers                                                              (4,791,537)           (9,493,421)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (71,115)              (91,647)
   Annuity benefits                                                             (701,312)             (849,511)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                           (7,856,445)          (13,283,808)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    (2,503,712)          (47,245,415)
NET ASSETS:
 Beginning of year                                                            55,695,593           102,941,008
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       53,191,881    $       55,695,593
                                                                      ==================    ==================

                                                                                LARGE CAP VALUE FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          361,841    $          251,225
   Net realized gains (losses) from
     investment transactions                                                     211,972              (481,686)
   Net change in unrealized appreciation
     (depreciation) of investments                                            25,508,490           (22,071,000)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                26,082,303           (22,301,461)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           7,051,556             8,035,510
   Surrender benefits                                                         (9,431,860)          (11,403,585)
   Net transfers                                                              (2,566,025)           (5,523,175)
   Considerations for supplementary contracts with life contingency               22,564                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                              (106,333)             (113,423)
   Annuity benefits                                                           (1,767,015)           (2,067,902)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                           (6,797,113)          (11,072,575)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    19,285,190           (33,374,036)
NET ASSETS:
 Beginning of year                                                           105,567,134           138,941,170
                                                                      ------------------    ------------------
 END OF YEAR                                                          $      124,852,324    $      105,567,134
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                               FLEXIBLY MANAGED FUND+
                                                                      ----------------------------------------
                                                                              2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $        3,057,025    $        4,652,656
   Net realized gains (losses) from
     investment transactions                                                   5,872,404            14,264,246
   Net change in unrealized appreciation
     (depreciation) of investments                                            82,339,657           (22,413,948)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                91,269,086            (3,497,046)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                          35,571,795            34,810,288
   Surrender benefits                                                        (29,883,605)          (25,520,408)
   Net transfers                                                              29,395,584             3,772,068
   Considerations for supplementary contracts with life contingency               42,746               100,394
   Payments for supplementary contracts with life contigency                     (37,405)              (33,594)
   Contract administration charges                                              (299,419)             (268,057)
   Annuity benefits                                                           (6,542,482)           (6,564,624)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 28,247,214             6,296,067
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                   119,516,300             2,799,021
NET ASSETS:
 Beginning of year                                                           316,311,084           313,512,063
                                                                      ------------------    ------------------
  END OF YEAR                                                         $      435,827,384    $      316,311,084
                                                                      ==================    ==================

                                                                              INTERNATIONAL EQUITY FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (296,250)   $         (629,323)
   Net realized gains (losses) from
     investment transactions                                                  (1,937,177)           (4,608,216)
   Net change in unrealized appreciation
     (depreciation) of investments                                            15,879,460               378,030
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                13,646,033            (4,859,509)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           3,127,972             3,013,113
   Surrender benefits                                                         (3,889,855)           (6,055,943)
   Net transfers                                                              (1,568,739)           (6,842,116)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contigency                           -                     -
   Contract administration charges                                               (51,240)              (55,800)
   Annuity benefits                                                             (544,425)             (692,674)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 (2,926,287)          (10,633,420)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    10,719,746           (15,492,929)
NET ASSETS:
 Beginning of year                                                            46,699,863            62,192,792
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       57,419,609    $       46,699,863
                                                                      ==================    ==================

                                                                                       SMALL CAP
                                                                                      VALUE FUND+
                                                                      ----------------------------------------
                                                                              2003                 2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (656,456)   $         (570,515)
   Net realized gains (losses) from
     investment transactions                                                   3,738,362             1,669,906
   Net change in unrealized appreciation
     (depreciation) of investments                                            24,869,137           (10,554,994)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                27,951,043            (9,455,603)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           5,967,652             6,202,571
   Surrender benefits                                                         (3,449,901)           (3,076,169)
   Net transfers                                                               4,836,660              (323,128)
   Considerations for supplementary contracts with life contingency                    0                17,738
   Payments for supplementary contracts with life contigency                      (1,398)                 (949)
   Contract administration charges                                               (48,701)              (39,739)
   Annuity benefits                                                             (762,535)             (698,733)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  6,541,777             2,081,591
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    34,492,820            (7,374,012)
NET ASSETS:
 Beginning of year                                                            37,638,107            45,012,119
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       72,130,927    $       37,638,107
                                                                      ==================    ==================

                                                                                EMERGING GROWTH FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (573,472)   $         (651,298)
   Net realized gains (losses) from
     investment transactions                                                  (5,625,211)          (11,010,233)
   Net change in unrealized appreciation
     (depreciation) of investments                                            22,575,924           (19,471,811)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                16,377,241           (31,133,342)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           3,694,436             4,256,394
   Surrender benefits                                                         (3,415,073)           (4,275,637)
   Net transfers                                                                 493,017            (3,610,246)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (57,332)              (65,164)
   Annuity benefits                                                             (442,917)             (579,613)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              272,131            (4,274,266)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    16,649,372           (35,407,608)
NET ASSETS:
 Beginning of year                                                            37,449,493            72,857,101
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       54,098,865    $       37,449,493
                                                                      ==================    ==================

                                                                                  LIMITED MATURITY
                                                                                     BOND FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          638,384    $          314,541
   Net realized gains (losses) from
     investment transactions                                                      70,042               134,678
   Net change in unrealized appreciation
     (depreciation) of investments                                              (311,954)              233,639
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   396,472               682,858
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,755,706             2,406,687
   Surrender benefits                                                         (2,018,077)           (1,507,875)
   Net transfers                                                                 611,128            13,535,820
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (17,478)               (8,903)
   Annuity benefits                                                             (764,305)             (507,495)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              566,974            13,918,234
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       963,446            14,601,092
NET ASSETS:
 Beginning of year                                                            23,799,691             9,198,599
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       24,763,137    $       23,799,691
                                                                      ==================    ==================

                                                                                      INDEX 500
                                                                                        FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          111,568    $           16,770
   Net realized gains (losses) from
     investment transactions                                                  (1,624,996)           (4,434,333)
   Net change in unrealized appreciation
     (depreciation) of investments                                            17,911,156           (15,838,457)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                16,397,728           (20,256,020)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           6,746,709             6,224,461
   Surrender benefits                                                         (5,876,615)           (5,833,102)
   Net transfers                                                               1,127,142            (3,336,152)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                     (2,635)               (2,835)
   Contract administration charges                                               (81,581)              (86,941)
   Annuity benefits                                                           (1,006,130)           (1,235,977)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              906,890            (4,270,546)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    17,304,618           (24,526,566)
NET ASSETS:
 Beginning of year                                                            62,482,741            87,009,307
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       79,787,359    $       62,482,741
                                                                      ==================    ==================


(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                      MID CAP
                                                                                    GROWTH FUND+
                                                                      ----------------------------------------
                                                                             2003                   2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (304,199)   $         (274,469)
   Net realized gains (losses) from
     investment transactions                                                    (309,943)           (1,899,003)
   Net change in unrealized appreciation
     (depreciation) of investments                                             9,456,736            (6,290,031)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 8,842,594            (8,463,503)
                                                                      ------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           3,473,166             2,600,172
   Surrender benefits                                                         (1,678,795)           (1,909,802)
   Net transfers                                                               4,600,115             1,579,349
   Considerations for supplementary contracts with life contingency               21,176                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (25,122)              (22,177)
   Annuity benefits                                                             (292,924)             (272,395)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  6,097,616             1,975,147
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    14,940,210            (6,488,356)
NET ASSETS:
 Beginning of year                                                            17,347,508            23,835,864
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       32,287,718    $       17,347,508
                                                                      ==================    ==================

                                                                                       MID CAP
                                                                                     VALUE FUND+
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (302,557)   $         (259,464)
   Net realized gains (losses) from
     investment transactions                                                     704,502              (550,378)
   Net change in unrealized appreciation
     (depreciation) of investments                                             9,924,839            (3,330,034)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                10,326,784            (4,139,876)
                                                                      ------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,499,623             3,087,396
   Surrender benefits                                                         (2,728,173)           (2,024,282)
   Net transfers                                                                 871,502            (1,144,889)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (30,509)              (29,431)
   Annuity benefits                                                             (265,788)             (421,967)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    346,655              (533,173)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    10,673,439            (4,673,049)
NET ASSETS:
 Beginning of year                                                            30,707,903            35,380,952
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       41,381,342    $       30,707,903
                                                                      ==================    ==================

                                                                                   LARGE CAP GROWTH
                                                                                        FUND+
                                                                      ----------------------------------------
                                                                             2003                 2002 (a)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          (33,102)   $             (652)
   Net realized gains (losses) from
     investment transactions                                                       4,553               (10,376)
   Net change in unrealized appreciation
     (depreciation) of investments                                             1,105,854               (67,081)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 1,077,305               (78,109)
                                                                      ------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,632,211               661,998
   Surrender benefits                                                           (121,248)              (10,903)
   Net transfers                                                               3,735,798             1,124,380
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                (2,935)                 (307)
   Annuity benefits                                                              (62,920)               (6,075)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  6,180,906             1,769,093
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     7,258,211             1,690,984
NET ASSETS:
 Beginning of year                                                             1,690,984                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $        8,949,195    $        1,690,984
                                                                      ==================    ==================

                                                                                   STRATEGIC VALUE
                                                                                       FUND+
                                                                      ----------------------------------------
                                                                             2003              2002 (a)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          (26,222)   $             (876)
   Net realized gains (losses) from
     investment transactions                                                      40,488                   341
   Net change in unrealized appreciation
     (depreciation) of investments                                             1,084,394               (35,644)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 1,098,660               (36,179)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           2,087,538               537,680
   Surrender benefits                                                            (93,019)              (11,090)
   Net transfers                                                               2,211,865             1,467,573
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                (2,485)                 (386)
   Annuity benefits                                                              (41,875)               (8,561)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                            4,162,024             1,985,216
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     5,260,684             1,949,037
NET ASSETS:
 Beginning of year                                                             1,949,037                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $        7,209,721    $        1,949,037
                                                                      ==================    ==================

                                                                                        REIT
                                                                                        FUND+
                                                                      ----------------------------------------
                                                                            2003                 2002 (a)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          186,832    $           39,188
   Net realized gains (losses) from
     investment transactions                                                     194,781                (2,680)
   Net change in unrealized appreciation
     (depreciation) of investments                                               952,535               (61,073)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 1,334,148               (24,565)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           1,673,597               728,948
   Surrender benefits                                                           (166,249)              (26,842)
   Net transfers                                                               3,730,078             1,288,056
   Considerations for supplementary contracts with life contingency                    -                19,868
   Payments for supplementary contracts with life contingency                     (1,970)                 (436)
   Contract administration charges                                                (2,536)                 (295)
   Annuity benefits                                                              (66,859)              (10,241)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                            5,166,061             1,999,058
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     6,500,209             1,974,493
NET ASSETS:
 Beginning of year                                                             1,974,493                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $        8,474,702    $        1,974,493
                                                                      ==================    ==================

                                                                                      BALANCED
                                                                                    PORTFOLIO++
                                                                      ----------------------------------------
                                                                            2003                   2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          117,874    $          461,699
   Net realized gains (losses) from
     investment transactions                                                  (3,365,089)           (1,601,867)
   Net change in unrealized appreciation
     (depreciation) of investments                                             6,982,043            (5,727,781)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 3,734,828            (6,867,949)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           1,245,692             2,332,034
   Surrender benefits                                                         (2,023,835)           (2,916,130)
   Net transfers                                                                (894,968)           (2,843,487)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (28,739)              (31,394)
   Annuity benefits                                                             (674,865)             (841,789)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                           (2,376,715)           (4,300,766)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     1,358,113           (11,168,715)
NET ASSETS:
 Beginning of year                                                            27,157,504            38,326,219
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       28,515,617    $       27,157,504
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                   EQUITY INCOME
                                                                                    PORTFOLIO+++
                                                                      ----------------------------------------
                                                                             2003                   2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          307,342    $          309,473
   Net realized gains (losses) from
     investment transactions                                                    (590,342)             (301,717)
   Net change in unrealized appreciation
     (depreciation) of investments                                            16,166,155           (13,652,129)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                15,883,155           (13,644,373)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           4,400,344             5,565,665
   Surrender benefits                                                         (4,989,185)           (5,328,415)
   Net transfers                                                               2,066,534            (1,761,475)
   Considerations for supplementary contracts with life contingency               27,728                31,403
   Payments for supplementary contracts with life contingency                     (3,003)                 (710)
   Contract administration charges                                               (59,131)              (61,625)
   Annuity benefits                                                           (1,291,789)           (1,346,779)
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    151,498            (2,901,936)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    16,034,653           (16,546,309)
NET ASSETS:
 Beginning of year                                                            57,274,939            73,821,248
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       73,309,592    $       57,274,939
                                                                      ==================    ==================

                                                                                       GROWTH
                                                                                    PORTFOLIO+++
                                                                      ----------------------------------------
                                                                              2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (937,443)   $       (1,088,684)
   Net realized gains (losses) from
     investment transactions                                                  (4,904,231)          (12,364,016)
   Net change in unrealized appreciation
     (depreciation) of investments                                            30,925,747           (27,921,040)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                25,084,073           (41,373,740)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           7,130,363             8,128,952
   Surrender benefits                                                         (7,559,397)           (9,277,924)
   Net transfers                                                                (577,921)           (7,570,532)
   Considerations for supplementary contracts with life contingency               52,228                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                              (112,940)             (128,594)
   Annuity benefits                                                           (1,210,437)           (1,412,981)
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 (2,278,104)          (10,261,079)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                    22,805,969           (51,634,819)
NET ASSETS:
 Beginning of year                                                            84,456,849           136,091,668
                                                                      ------------------    ------------------
  END OF YEAR                                                         $      107,262,818    $       84,456,849
                                                                      ==================    ==================

                                                                                   ASSET MANAGER
                                                                                   PORTFOLIO+++
                                                                      ----------------------------------------
                                                                             2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          367,093    $          534,643
   Net realized gains (losses) from
     investment transactions                                                    (263,769)           (1,193,760)
   Net change in unrealized appreciation
     (depreciation) of investments                                             2,370,030            (1,476,788)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 2,473,354            (2,135,905)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           1,572,576             1,189,205
   Surrender benefits                                                         (1,154,507)           (1,472,850)
   Net transfers                                                                (284,072)           (1,976,153)
   Considerations for supplementary contracts with life contingency               42,732                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (16,856)              (17,523)
   Annuity benefits                                                             (332,903)             (840,993)
Net increase (decrease) in net assets
   resulting from variable annuity activities                                   (173,030)           (3,118,314)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     2,300,324            (5,254,219)
NET ASSETS:
 Beginning of year                                                            16,033,762            21,287,981
                                                                      ------------------    ------------------
  END OF YEAR                                                         $       18,334,086    $       16,033,762
                                                                      ==================    ==================

                                                                                   EMERGING MARKETS
                                                                               (INT'L) PORTFOLIO++++
                                                                      ----------------------------------------
                                                                              2003                  2002
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $         (122,520)   $         (161,862)
   Net realized gains (losses) from
     investment transactions                                                    (758,871)             (222,735)
   Net change in unrealized appreciation
     (depreciation) of investments                                             4,776,959              (665,641)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                 3,895,568            (1,050,238)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                             890,411               941,912
   Surrender benefits                                                           (746,463)           (1,042,374)
   Net transfers                                                                 298,165              (652,742)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                               (11,153)              (12,358)
   Annuity benefits                                                              (86,983)             (209,301)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              343,977              (974,863)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     4,239,545            (2,025,101)
NET ASSETS:
 Beginning of year                                                             8,348,029            10,373,130
                                                                      ------------------    ------------------
 END OF YEAR                                                          $       12,587,574    $        8,348,029
                                                                      ==================    ==================

                                                                              V.I. CAPITAL APPRECIATION
                                                                                         FUND *
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (1,725)   $             (101)
   Net realized gains (losses) from
     investment transactions                                                       6,787                (5,262)
   Net change in unrealized appreciation
     (depreciation) of investments                                                16,141                (1,776)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    21,203                (7,139)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                             (8,219)                    -
   Net transfers                                                                 244,068                83,710
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (10)                    -
   Annuity benefits                                                              (56,955)               (1,868)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              178,884                81,842
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       200,087                74,703
NET ASSETS:
 Beginning of year                                                                74,703                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          274,790    $           74,703
                                                                      ==================    ==================

                                                                                  HIGH INCOME BOND
                                                                                    FUND II **
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           48,546    $           (2,209)
   Net realized gains (losses) from
     investment transactions                                                     378,122                  (598)
   Net change in unrealized appreciation
     (depreciation) of investments                                                82,334                38,737
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   509,002                35,930
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                             582,272                     -
   Surrender benefits                                                           (367,360)              (16,784)
   Net transfers                                                                (973,512)            1,800,169
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                  (429)                    -
   Annuity benefits                                                               (6,717)               (1,069)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                             (765,746)            1,782,316
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                      (256,744)            1,818,246
NET ASSETS:
 Beginning of year                                                             1,818,246                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $        1,561,502    $        1,818,246
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                 FINANCIAL SERVICES
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                              2003              2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $             (542)   $             (210)
   Net realized gains (losses) from
     investment transactions                                                         761                14,380
   Net change in unrealized appreciation
     (depreciation) of investments                                                  (307)                  336
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                       (88)               14,506
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                              21,157                     -
   Surrender benefits                                                                (69)                    -
   Net transfers                                                                 (24,627)               (7,922)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (2)                    -
   Annuity benefits                                                               (2,523)                 (432)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                     (6,064)               (8,354)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                        (6,152)                6,152
NET ASSETS:
 Beginning of year                                                                 6,152                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $                -    $            6,152
                                                                      ==================    ==================

                                                                                   HEALTH CARE
                                                                                     FUND ***
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (1,393)   $             (587)
   Net realized gains (losses) from
     investment transactions                                                     (41,225)                1,237
   Net change in unrealized appreciation
     (depreciation) of investments                                                   156                     7
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (42,462)                  657
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                 7,607
   Surrender benefits                                                             (1,349)                    -
   Net transfers                                                                  52,450                (5,932)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                     -                     -
   Annuity benefits                                                               (2,209)               (1,642)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                     48,892                    33
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                         6,430                   690
NET ASSETS:
 Beginning of year                                                                   690                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $            7,120    $              690
                                                                      ==================    ==================

                                                                                  MEKROS FUND ***
                                                                      ----------------------------------------
                                                                            2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $          265,371    $              (36)
   Net realized gains (losses) from
     investment transactions                                                     159,517                22,674
   Net change in unrealized appreciation
     (depreciation) of investments                                                19,903               (19,861)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   444,791                 2,777
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                              10,200                 7,836
   Surrender benefits                                                            (85,662)                    -
   Net transfers                                                                (911,565)              807,212
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (20)                    -
   Annuity benefits                                                              (60,792)               (1,166)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                 (1,047,839)              813,882
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                      (603,048)              816,659
NET ASSETS:
 Beginning of year                                                               816,659                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $          213,611    $          816,659
                                                                      ==================    ==================

                                                                                    NOVA FUND ***
                                                                      ----------------------------------------
                                                                            2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (4,408)   $             (189)
   Net realized gains (losses) from
     investment transactions                                                     136,272                (3,478)
   Net change in unrealized appreciation
     (depreciation) of investments                                                29,080                    (4)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   160,944                (3,671)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                 7,607
   Surrender benefits                                                             (7,073)               (1,182)
   Net transfers                                                               3,185,272                (1,239)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (58)                    -
   Annuity benefits                                                               (6,632)               (1,515)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  3,171,509                 3,671
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     3,332,453                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $        3,332,453    $                -
                                                                      ==================    ==================

                                                                                        OTC
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                             2003               2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (5,798)   $             (167)
   Net realized gains (losses) from
     investment transactions                                                      81,506                 2,158
   Net change in unrealized appreciation
     (depreciation) of investments                                                 5,974                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    81,682                 1,991
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                             (8,733)                    -
   Net transfers                                                                 108,027                (1,047)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (8)                    -
   Annuity benefits                                                              (58,401)                 (944)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                               40,885                (1,991)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       122,567                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          122,567    $                -
                                                                      ==================    ==================

                                                                                     TECHNOLOGY
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (1,524)   $             (194)
   Net realized gains (losses) from
     investment transactions                                                      21,708                 3,150
   Net change in unrealized appreciation
     (depreciation) of investments                                                  (213)                   19
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    19,971                 2,975
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                             (9,440)                    -
   Net transfers                                                                 114,239                (2,121)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (8)                    -
   Annuity benefits                                                               (4,648)                 (854)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              100,143                (2,975)
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       120,114                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          120,114    $                -
                                                                      ==================    ==================

                                                                                        URSA
                                                                                       FUND ***
                                                                      ----------------------------------------
                                                                            2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $           (3,697)   $               (2)
   Net realized gains (losses) from
     investment transactions                                                     (63,716)                    -
   Net change in unrealized appreciation
     (depreciation) of investments                                                  (977)                    -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (68,390)                   (2)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                               8,500                     -
   Surrender benefits                                                               (553)                    -
   Net transfers                                                                  67,921                     2
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                     -                     -
   Annuity benefits                                                                    -                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                               75,868                     2
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                         7,478                     -
NET ASSETS:
 Beginning of year                                                                     -                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $            7,478    $                -
                                                                      ==================    ==================

                                                                              U.S. GOVERNMENT BOND
                                                                                    FUND ***
                                                                      ----------------------------------------
                                                                             2003               2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                       $            7,212    $              529
   Net realized gains (losses) from
     investment transactions                                                     (41,164)                3,182
   Net change in unrealized appreciation
     (depreciation) of investments                                                 9,704                  (409)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (24,248)                3,302
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                             793,785                 7,237
   Surrender benefits                                                               (608)                    -
   Net transfers                                                                  17,487                74,797
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (70)                    -
   Annuity benefits                                                               (7,099)                 (367)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                              803,495                81,667
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       779,247                84,969
NET ASSETS:
 Beginning of year                                                                84,969                     -
                                                                      ------------------    ------------------
 END OF YEAR                                                          $          864,216    $           84,969
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2003 AND 2002

                                                                                U.S. GOVERNMENT MONEY
                                                                                   MARKET FUND ***
                                                                      ----------------------------------------
                                                                              2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $          (84,765)   $           (6,815)
   Net realized gains (losses) from
     investment transactions                                                           -                     -
   Net change in unrealized appreciation
     of investments                                                                    -                     -
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                   (84,765)               (6,815)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                           7,624,456             3,708,900
   Surrender benefits                                                           (360,312)                    -
   Net transfers                                                              (2,010,454)           (2,853,194)
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                (1,601)                    -
   Annuity benefits                                                              (13,162)               (1,514)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                  5,238,927               854,192
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                     5,154,162               847,377
NET ASSETS:
 Beginning of year                                                               847,377                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $        6,001,539    $          847,377
                                                                      ==================    ==================

                                                                                      UTILITIES
                                                                                      FUND ***
                                                                      ----------------------------------------
                                                                              2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $           (1,005)   $             (192)
   Net realized gains (losses) from
     investment transactions                                                       2,112               (14,748)
   Net change in unrealized appreciation
     of investments                                                                  323                   813
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                     1,430               (14,127)
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                                   -                     -
   Surrender benefits                                                                  -                     -
   Net transfers                                                                 (71,672)              101,606
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (2)                    -
   Annuity benefits                                                               (3,271)               (2,433)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    (74,945)               99,173
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       (73,515)               85,046
NET ASSETS:
 Beginning of year                                                                85,046                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $           11,531    $           85,046
                                                                      ==================    ==================

                                                                                   EQUITY INCOME
                                                                                 PORTFOLIO II ****
                                                                      ----------------------------------------
                                                                              2003                2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $              910    $              367
   Net realized gains (losses) from
     investment transactions                                                      (5,818)                 (277)
   Net change in unrealized appreciation
     of investments                                                                9,870                 1,303
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                     4,962                 1,393
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                               8,250                12,064
   Surrender benefits                                                             (5,601)                    -
   Net transfers                                                                 275,046                46,679
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                   (30)                    -
   Annuity benefits                                                              (53,297)                 (637)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                    224,368                58,106
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       229,330                59,499
NET ASSETS:
 Beginning of year                                                                59,499                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $          288,829    $           59,499
                                                                      ==================    ==================

                                                                               INTERNATIONAL STOCK
                                                                                 PORTFOLIO *****
                                                                      ----------------------------------------
                                                                           2003                 2002 (b)
                                                                      ------------------    ------------------
OPERATIONS:
   Net investment income gains (losses)                               $             (677)   $             (683)
   Net realized gains (losses) from
     investment transactions                                                      81,995                   938
   Net change in unrealized appreciation
     of investments                                                                7,816                   239
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
     resulting from operations                                                    89,134                   494
                                                                      ------------------    ------------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                               8,250                 2,411
   Surrender benefits                                                            (10,266)                    -
   Net transfers                                                                 104,014                     9
   Considerations for supplementary contracts with life contingency                    -                     -
   Payments for supplementary contracts with life contingency                          -                     -
   Contract administration charges                                                    (6)                    -
   Annuity benefits                                                              (58,441)                 (159)
                                                                      ------------------    ------------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                                     43,551                 2,261
                                                                      ------------------    ------------------
   Total increase (decrease) in net assets                                       132,685                 2,755
NET ASSETS:
 Beginning of year                                                                 2,755                     -
                                                                      ------------------    ------------------
  END OF YEAR                                                         $          135,440    $            2,755
                                                                      ==================    ==================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+       INVESTMENT IN PENN SERIES FUNDS, INC.
++      INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++     INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
        AND II
++++    INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
*       INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
**      INVESTMENT IN FEDERATED INSURANCE SERIES
***     INVESTMENT IN RYDEX VARIABLE TRUST
****    INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
*****   INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2003

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES
     The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

          GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Olympia XT, Pennant Select, Olympia XT Advisor, and Penn Freedom Advisor variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2003 and the reported amounts from operations and contract transactions during 2003 and 2002. Actual results could differ with those estimates.

          INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Portfolio; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"): Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

          FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

          DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

          RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2003 presentation.

NOTE 2.  PURCHASES AND SALES OF INVESTMENTS

          The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2003:

                                                                  PURCHASES           SALES
                                                               ---------------   ---------------
Money Market Fund                                              $    28,730,397   $    58,827,213
Quality Bond Fund                                                   24,410,533        15,722,280
High Yield Bond Fund                                                16,191,227         8,914,367
Growth Equity Fund                                                   1,854,119        10,368,392
Large Cap Value Fund                                                11,488,011        17,922,609
Flexibly Managed Fund                                               73,667,559        37,368,103
International Equity Fund                                           14,137,432        17,359,591
Small Cap Value Fund                                                16,917,618         7,255,619
Emerging Growth Fund                                                 5,790,130         6,090,891
Limited Maturity Bond Fund                                          12,415,135        11,189,546
Index 500 Fund                                                      10,927,605         9,908,511
Mid Cap Growth Fund                                                  8,831,096         3,037,138
Mid Cap Value Fund                                                   5,776,801         4,973,448
Large Cap Growth Fund                                                6,929,509           781,441
Strategic Value Fund                                                 4,794,246           610,259
REIT Fund                                                            6,196,722           654,595
Balanced Portfolio                                                   3,076,026         5,334,815
Equity Income Portfolio                                              8,701,326         8,241,923
Growth Portfolio                                                     8,495,874        11,710,624
Asset Manager Portfolio                                              3,425,083         3,230,941
Emerging Markets Equity (Int'l) Portfolio                            2,657,986         2,436,376
V.I. Capital Appreciation Fund                                       1,650,551         1,471,986
High Income Bond Fund II                                            14,833,444        15,511,317
Financial Services Fund                                                890,608           897,264
Health Care Fund                                                     2,551,143         2,503,607
Mekros Fund                                                         14,007,733        14,479,105
Nova Fund                                                            9,338,765         6,168,904
OTC Fund                                                             3,839,304         3,803,477
Technology Fund                                                      1,480,541         1,367,105
Ursa Fund                                                            4,695,294         4,623,070
U.S. Government Bond Fund                                            3,214,081         2,394,484
U.S. Government Money Market Fund                                   52,112,974        46,873,784
Utilities Fund                                                       1,732,053         1,806,882
Equity Income Portfolio II                                           1,629,458         1,401,555
International Stock Portfolio                                        5,310,630         5,267,156

NOTE 3.  RELATED PARTY TRANSACTIONS

Penn Mutual received $16,793,620 from Account III for the year ended December 31, 2003. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

NOTE 4.  CONTRACT CHARGES

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                   MORTALITY &       CONTRACT      MAXIMUM SUPPLEMENTAL RIDER
             PRODUCTS              RISK EXPENSE   ADMINISTRATION              CHARGE
---------------------------------------------------------------------------------------------
Diversifier II/Optimizer                   1.25%            None                          N/A
Commander                                  1.25%            0.15%                        0.95%
Penn Freedom                               1.30%            0.15%                        0.95%
Enhanced Credit                            1.25%            0.15%                        0.60%
Pennant Select                             1.20%            0.15%                        0.95%
Olympia XT Advisor                         1.25%            0.15%                        0.60%
Penn Freedom Advisor                       1.45%            0.15%                        0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

                                       ANNUAL
                                      CONTRACT
             PRODUCTS                  CHARGE
--------------------------------------------------
Diversifier II/Optimizer           $30 maximum
Commander                          If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom                       If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit                    If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select                     If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor                 If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor               If Account Value is LESS THAN $100,000, the lesser of $40 or 2% of the Account Value

                                      SURRENDER
             PRODUCTS                  CHARGES
----------------------------------------------------
Diversifier II/Optimizer           Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander                          Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom                       Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit                    Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select                     Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor                 Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor               Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 5.  ACCUMULATION UNITS

The accumulation units are as follows:

                                  DECEMBER
                                  31, 2001               DECEMBER 31, 2002                         DECEMBER 31, 2003
                              -------------  ----------------------------------------  ----------------------------------------
                                   ENDING                                    ENDING                                    ENDING
                                    UNIT        UNITS         UNITS           UNIT        UNITS         UNITS           UNIT
SUBACCOUNT                        BALANCE     PURCHASED      REDEEMED       BALANCE     PURCHASED      REDEEMED       BALANCE
-------------------------------------------  ----------------------------------------  ----------------------------------------
Money Market Fund                 3,608,070   19,949,305    (19,088,371)    4,469,004    1,644,455     (3,903,659)    2,209,800
Quality Bond Fund                 3,313,037    2,152,420       (916,387)    4,549,069    1,265,062       (649,436)    5,164,695
High Yield Bond Fund              1,540,716    1,387,231     (1,191,616)    1,736,331      702,720       (253,731)    2,185,320
Growth Equity Fund                4,091,200      728,140     (1,046,455)    3,772,885      193,590       (622,244)    3,344,230
Large Cap Value Fund              4,353,837      994,179       (854,498)    4,493,519      674,331       (431,754)    4,736,097
Flexibly Managed Fund             6,366,526    4,317,853     (2,029,838)    8,654,541    3,465,942       (570,080)   11,550,403
International Equity Fund         4,154,798   17,613,670    (18,155,106)    3,613,362    1,481,707     (1,557,437)    3,537,633
Small Cap Value Fund              2,783,790    1,080,794       (893,539)    2,971,045      764,183       (337,975)    3,397,254
Emerging Growth Fund              2,941,469    1,048,013     (1,263,279)    2,726,204      372,401       (295,639)    2,802,966
Limited Maturity Bond Fund          723,454    1,862,858       (713,169)    1,873,144      794,121       (692,209)    1,975,056
Index 500 Fund                    7,186,939    1,524,998     (1,774,316)    6,937,621      876,420       (694,290)    7,119,751
Mid Cap Growth                    2,500,983      962,845       (505,981)    2,957,847    1,168,455       (325,583)    3,800,719
Mid Cap Value Fund                2,455,097      500,479       (535,199)    2,420,377      314,566       (279,426)    2,455,518
Large Cap Growth Fund                     -      285,124        (82,961)      202,163      716,539        (55,358)      863,343
Strategic Value Fund                      -      384,888       (155,535)      229,353      503,161        (45,215)      687,299
REIT Fund                                 -      403,756       (188,241)      215,515      512,116        (35,691)      691,940
Balanced Portfolio                2,538,803      458,778       (704,026)    2,293,554      207,822       (372,203)    2,129,172
Equity Income Portfolio           4,456,819    5,078,023     (5,055,884)    4,478,957      584,458       (442,377)    4,621,038
Growth Portfolio                  7,701,624    1,366,685     (1,774,626)    7,293,683      710,383       (672,888)    7,331,178
Asset Manager Portfolio           1,472,056      282,928       (465,876)    1,289,108      228,756       (212,788)    1,305,076
Emerging Markets Equity
  (Int'l) Portfolio               1,274,039    2,072,212     (2,191,326)    1,154,926      226,886       (227,938)    1,153,874
V.I. Capital Appreciation Fund            -        9,754           (416)        9,339      168,857       (151,279)       26,917
High Income Bond Fund II                  -      231,599        (42,922)      188,677    1,373,108     (1,427,370)      134,415
Financial Services Fund                   -       79,449        (79,362)           87       99,056        (99,143)            -
Health Care Fund                          -       61,459        (61,459)            -      283,717       (283,061)          657
Mekros Fund                               -      313,660       (181,763)      131,896    1,761,163     (1,874,107)       18,953
Nova Fund                                 -       16,112        (16,112)            -    1,086,247       (737,226)      349,021
OTC Fund                                  -       10,820        (10,820)            -      452,131       (441,015)       11,116
Technology Fund                           -       11,495        (11,495)            -      142,646       (132,593)       10,053
Ursa Fund                                 -        9,171         (9,171)            -      396,684       (395,821)          863
U.S. Government Bond Fund                 -       11,736         (4,603)        7,133      268,486       (200,669)       74,950
U.S. Government Money Market Fund         -      875,642       (790,307)       85,335    5,108,007     (4,579,436)      613,906
Utilities Fund                            -       33,923        (22,348)       11,574      240,018       (250,723)          869
Equity Income Portfolio II                -       23,845        (16,663)        7,182      178,952       (157,918)       28,216
International Stock Portfolio             -      265,872       (265,528)          344      626,611       (613,809)       13,147

NOTE 6.  FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                                                                           FOR THE YEAR ENDED DECEMBER 31, 2003
                          AT JANUARY 01,                                                 -------------------------------------------
                               2003                   AT DECEMBER 31, 2003              INVESTMENT
                         ----------------  -------------------------------------------    INCOME      EXPENSE          TOTAL
SUBACCOUNT               UNIT FAIR VALUE      UNITS    UNIT FAIR VALUE     NET ASSETS    RATIO*(%)   RATIO**(%)     RETURN***(%)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        $10.02 to $22.62   2,209,800   $9.96 to $22.53  $  31,014,882        0.90  1.25 to 1.60    (0.59) to (0.39)
Quality Bond Fund          10.25 to 26.93   5,164,695    10.73 to 28.23     81,481,029        4.47  1.25 to 1.60       4.65 to 4.86
High Yield Bond Fund       10.07 to 36.58   2,185,320    12.22 to 44.48     50,912,737        8.76  1.25 to 1.60     21.35 to 21.60
Growth Equity Fund          4.57 to 61.60   3,344,230     5.06 to 34.32     53,191,881        0.03  1.25 to 1.60   (44.29) to 10.86
Large Cap Value Fund        8.45 to 36.32   4,736,097    10.64 to 45.82    124,852,324        1.61  1.25 to 1.60     25.92 to 26.17
Flexibly Managed Fund       9.98 to 81.75  11,550,403   12.78 to 104.89    435,827,384        2.17  1.25 to 1.60     28.05 to 28.30
International Equity
  Fund                      7.11 to 15.56   3,537,633     9.31 to 20.41     57,419,609        0.66  1.25 to 1.60     30.94 to 31.20
Small Cap Value Fund        8.08 to 14.94   3,397,254    13.93 to 25.79     72,130,927           -  1.25 to 1.60     72.33 to 72.68
Emerging Growth Fund        5.83 to 17.47   2,802,966     8.47 to 25.46     54,098,865           -  1.25 to 1.60     45.39 to 45.68
Limited Maturity Fund      10.39 to 14.50   1,975,056    10.54 to 14.74     24,763,137        3.71  1.25 to 1.60       1.42 to 1.62
Index 500 Fund              7.09 to 10.97   7,119,751     8.98 to 13.91     79,787,359        1.47  1.25 to 1.60     26.56 to 26.81
Mid Cap Growth Fund          4.08 to 8.78   3,800,719     6.01 to 12.95     32,287,718           -  1.25 to 1.60     47.15 to 47.44
Mid Cap Value Fund          9.13 to 13.91   2,455,518    12.31 to 18.81     41,381,342        0.39  1.25 to 1.60     34.88 to 35.15
Large Cap Growth Fund        8.36 to 8.37     863,343    10.35 to 10.38      8,949,195        0.46  1.25 to 1.60     23.80 to 24.05
Strategic Value Fund         8.49 to 8.50     687,299    10.47 to 10.51      7,209,721        0.53  1.25 to 1.60     23.33 to 23.58
REIT Fund                    9.15 to 9.17     691,940    12.23 to 12.27      8,474,702        4.32  1.25 to 1.60     33.54 to 33.80
Balanced Portfolio          8.36 to 15.00   2,129,172     9.58 to 17.22     28,515,617        1.74  1.25 to 1.60      9.62 to 19.93
Equity Income Portfolio     8.33 to 16.24   4,621,038    10.69 to 20.91     73,309,592        1.80  1.25 to 1.60     28.45 to 28.71
Growth Portfolio            6.66 to 15.75   7,331,178     8.72 to 20.67    107,262,818        0.27  1.25 to 1.60     26.01 to 36.19
Asset Manager Portfolio     8.85 to 15.19   1,305,076    10.30 to 17.69     18,334,086        3.55  1.25 to 1.60     14.59 to 18.11
Emerging Markets Equity
  (Int'l) Portfolio          6.48 to 9.41   1,153,874     9.58 to 13.89     12,587,574           -  1.25 to 1.60     37.12 to 58.86
V.I. Capital
  Appreciation Fund          7.99 to 8.00      26,917    10.19 to 10.22        274,790           -  1.25 to 1.60     27.46 to 27.72
High Income Bond
  Fund II                    9.63 to 9.64     134,415    11.58 to 11.62      1,561,502        3.35  1.25 to 1.60     20.28 to 20.52
Financial Services
  Fund                       7.97 to 7.98           -    10.11 to 10.14              -           -  1.25 to 1.60     26.88 to 27.13
Health Care Fund             8.49 to 8.50         657    10.85 to 10.88          7,120           -  1.25 to 1.60     27.71 to 27.97
Mekros Fund                  6.16 to 6.17      18,953      9.96 to 9.99        213,611       42.93  1.25 to 1.60     61.67 to 62.00
Nova Fund                    6.97 to 6.98     349,021      9.55 to 9.58      3,332,453           -  1.25 to 1.60     36.98 to 37.26
OTC Fund                     7.68 to 7.69      11,116    10.99 to 11.03        122,567           -  1.25 to 1.60     43.11 to 43.39
Technology Fund              7.51 to 7.52      10,053    11.92 to 11.96        120,114           -  1.25 to 1.60     58.77 to 59.08
Ursa Fund                   11.53 to 11.55        863      8.67 to 8.69          7,478           -  1.25 to 1.60  (24.86) to (24.71)
U.S. Government Bond
  Fund                      11.90 to 11.92     74,950    11.69 to 11.73        864,216        3.46  1.25 to 1.60    (1.80) to (1.60)
U.S. Government Money
  Market Fund                9.93 to 9.94     613,906      9.77 to 9.81      6,001,539           -  1.25 to 1.60    (1.58) to (1.38)
Utilities Fund               7.07 to 7.08         869      8.73 to 8.75         11,531        0.17  1.25 to 1.60     23.41 to 23.66
Equity Income Portfolio      8.24 to 8.26      28,216    10.07 to 10.17        288,829        2.18  1.25 to 1.60     22.16 to 23.16
International Stock
  Portfolio                  8.00 to 8.01      13,147    10.28 to 10.31        135,440        1.41  1.25 to 1.60     30.01 to 30.27

                                                                                            FOR THE YEAR ENDED DECEMBER 31, 2002
                          AT JANUARY 01,                                                -------------------------------------------
                               2002                    AT DECEMBER 31, 2002             INVESTMENT
                         ----------------  -------------------------------------------     INCOME      EXPENSE          TOTAL
SUBACCOUNT               UNIT FAIR VALUE      UNITS    UNIT FAIR VALUE     NET ASSETS    RATIO*(%)   RATIO**(%)     RETURN***(%)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        $11.08 to $22.53   4,469,004  $10.02 to $22.62  $  61,140,043        1.62  1.25 to 1.60       0.18 to 0.39
Quality Bond Fund          11.71 to 25.90   4,549,069    10.25 to 26.93     72,855,250        4.21  1.25 to 1.60       2.54 to 3.97
High Yield Bond Fund       10.27 to 35.82   1,736,331    10.07 to 36.58     38,404,939        9.69  1.25 to 1.60       0.72 to 2.12
Growth Equity Fund          7.11 to 48.11   3,772,885     4.57 to 61.60     55,695,593           -  1.25 to 1.60  (35.81) to (34.72)
Large Cap Value Fund       10.50 to 43.24   4,493,519     8.45 to 36.32    105,567,134        1.46  1.25 to 1.60  (16.14) to (15.54)
Flexibly Managed Fund      13.82 to 82.03   8,654,541     9.98 to 81.75    316,311,084        2.70  1.25 to 1.60    (0.48) to (0.23)
International Equity
  Fund                      8.00 to 17.49   3,613,362     7.11 to 15.56     46,699,863        0.13  1.25 to 1.60   (11.20) to (9.01)
Small Cap Value Fund       12.58 to 18.17   2,971,045     8.08 to 14.94     37,638,107           -  1.25 to 1.60  (19.15) to (17.80)
Emerging Growth Fund       16.58 to 30.55   2,726,204     5.83 to 17.47     37,449,493           -  1.25 to 1.60  (42.89) to (41.75)
Limited Maturity Bond
  Fund                     11.18 to 13.82   1,873,144    10.39 to 14.50     23,799,691        3.39  1.25 to 1.60       3.88 to 4.94
Index 500 Fund              9.25 to 14.29   6,937,621     7.09 to 10.97     62,482,741        1.25  1.25 to 1.60  (23.36) to (22.67)
Mid Cap Growth Fund         6.14 to 13.19   2,957,847      4.08 to 8.78     17,347,508           -  1.25 to 1.60  (33.84) to (33.43)
Mid Cap Value Fund         12.14 to 15.56   2,420,377     9.13 to 13.91     30,707,903        0.54  1.25 to 1.60   (10.68) to (8.73)
Large Cap Growth Fund                   -     202,163      8.36 to 8.37      1,690,984        0.74  1.25 to 1.60  (16.41) to (16.30)
Strategic Value Fund                    -     229,353      8.49 to 8.50      1,949,037        0.75  1.25 to 1.60  (15.08) to (14.97)
REIT Fund                               -     215,515      9.15 to 9.17      1,974,493        4.37  1.25 to 1.60    (8.45) to (8.33)
Balanced Portfolio         10.68 to 18.33   2,293,554     8.36 to 15.00     27,157,504        2.71  1.25 to 1.60  (21.82) to (12.59)
Equity Income Portfolio    10.55 to 19.80   4,478,957     8.33 to 16.24     57,274,939        1.74  1.25 to 1.60  (18.10) to (16.74)
Growth Portfolio            9.66 to 22.82   7,293,683     6.66 to 15.75     84,456,849        0.26  1.25 to 1.60  (31.08) to (30.60)
Asset Manager Portfolio     9.83 to 16.85   1,289,108     8.85 to 15.19     16,033,762        4.23  1.25 to 1.60   (8.53) to (11.33)
Emerging Markets Equity
  (Int'l) Portfolio         7.20 to 10.47   1,154,926      6.48 to 9.41      8,348,029           -  1.25 to 1.60  (12.54) to (10.03)
V.I. Capital
  Appreciation Fund                     -       9,339      7.99 to 8.00         74,703           -  1.25 to 1.60  (20.08) to (19.98)
High Income Bond
  Fund II                               -     188,677      9.63 to 9.64      1,818,246           -  1.25 to 1.60    (3.69) to (3.57)
Financial Services Fund                 -          87      7.97 to 7.98          6,152        0.28  1.25 to 1.60  (20.32) to (20.22)
Health Care Fund                        -           -      8.49 to 8.50            690           -  1.25 to 1.60  (15.08) to (14.98)
Mekros Fund                             -     131,896      6.16 to 6.17        816,659        0.38  1.25 to 1.60  (38.39) to (38.31)
Nova Fund                               -           -      6.97 to 6.98              -           -  1.25 to 1.60  (30.32) to (30.23)
OTC Fund                                -           -      7.68 to 7.69              -           -  1.25 to 1.60  (23.20) to (23.11)
Technology Fund                         -           -      7.51 to 7.52              -           -  1.25 to 1.60  (24.93) to (24.84)
Ursa Fund                               -           -    11.53 to 11.55              -           -  1.25 to 1.60     15.34 to 15.48
U.S. Government Bond
  Fund                                  -       7,133    11.90 to 11.92         84,969        2.27  1.25 to 1.60     19.02 to 19.17
U.S. Government Money
  Market Fund                           -      85,335      9.93 to 9.94        847,377        0.14  1.25 to 1.60    (0.70) to (0.58)
Utilities Fund                          -      11,574      7.07 to 7.08         85,046           -  1.25 to 1.60  (29.29) to (29.20)
Equity Income
  Portfolio II                          -       7,182      8.24 to 8.26         59,499        0.67  1.25 to 1.60  (17.59) to (17.42)
International Stock
  Portfolio                             -         344      8.00 to 8.01          2,755        0.01  1.25 to 1.60  (19.99) to (19.89)

                                                                                           FOR THE YEAR ENDED DECEMBER 31, 2001
                          AT JANUARY 01,                                                --------------------------------------------
                               2001                   AT DECEMBER 31, 2001              INVESTMENT
                         ----------------  -------------------------------------------     INCOME      EXPENSE     TOTAL RETURN***
SUBACCOUNT               UNIT FAIR VALUE      UNITS    UNIT FAIR VALUE     NET ASSETS    RATIO*(%)   RATIO**(%)          (%)
-----------------------------------------------------------------------------------------------------------------------------------

Money Market Fund        $10.80 to $21.94   3,608,070  $11.08 to $22.53  $  54,541,534        3.75  1.25 to 1.40       2.54 to 2.70
Quality Bond Fund          10.90 to 24.08   3,313,037    11.71 to 25.90     57,852,474        5.51  1.25 to 1.40       7.10 to 7.56

High Yield Bond Fund        9.74 to 33.92   1,540,716    10.27 to 35.82     38,243,189        9.17  1.25 to 1.40       5.44 to 5.60
Growth Equity Fund          9.66 to 65.25   4,091,200     7.11 to 48.11    102,941,008        0.02  1.25 to 1.40  (26.38) to (26.27)
Large Cap Value Fund       10.91 to 44.86   4,353,837    10.50 to 43.24    138,941,170        1.24  1.25 to 1.40    (3.76) to (3.61)
Flexibly Managed Fund      12.71 to 75.31   6,366,526    13.82 to 82.03    313,512,063        2.80  1.25 to 1.40       8.75 to 8.92
International Equity
  Fund                     11.29 to 24.64   4,154,798     8.00 to 17.49     62,192,792        1.76  1.25 to 1.40  (29.12) to (29.02)
Small Cap Value Fund       10.93 to 15.76   2,783,790    12.58 to 18.17     45,012,119        0.10  1.25 to 1.40  (15.30) to (15.12)
Emerging Growth Fund       19.98 to 36.76   2,941,469    16.58 to 30.55     72,857,101           -  1.25 to 1.40  (17.01) to (16.88)
Limited Maturity Bond
  Fund                     10.63 to 13.12     723,454    11.18 to 13.82      9,198,599        4.43  1.25 to 1.40    (5.31) to (5.15)
Index 500 Fund             10.66 to 16.44   7,186,939     9.25 to 14.29     87,009,307        1.12  1.25 to 1.40  (13.21) to (12.97)
Mid Cap Growth Fund         8.67 to 18.58   2,500,983     6.14 to 13.19     23,835,864           -  1.25 to 1.40  (29.11) to (29.01)
Mid Cap Value Fund         12.71 to 16.27   2,455,097    12.14 to 15.56     35,380,952        0.72  1.25 to 1.40    (4.51) to (4.37)
Balanced Portfolio         12.50 to 21.42   2,538,803    10.68 to 18.33     38,326,219        1.93  1.25 to 1.40  (14.56) to (14.44)
Equity Income Portfolio    11.26 to 21.10   4,456,819    10.55 to 19.80     73,821,248        1.68  1.25 to 1.40    (6.28) to (6.14)
Growth Portfolio           11.90 to 28.06   7,701,624     9.66 to 22.82    136,091,668        0.08  1.25 to 1.40  (18.79) to (18.67)
Asset Manager Portfolio    10.40 to 17.79   1,472,056     9.83 to 16.85     21,287,981        4.45  1.25 to 1.40    (5.42) to (5.28)
Emerging Markets Equity
  (Int'l) Portfolio         7.80 to 11.35   1,274,039     7.20 to 10.47     10,373,130           -  1.25 to 1.40    (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III


We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Annuity Account III ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio, V.I. Capital Appreciation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Mekros Fund, Nova Fund, OTC Fund, Technology Fund, Ursa Fund, U.S. Government Bond Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio) as of December 31, 2003, the related statements of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2003, the results of their operations for the year then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


 /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 19, 2004

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                        2003              2002
-------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                       $    5,034,637    $    4,928,419
Equity securities, at fair value                             39,562            39,940
Mortgage loans on real estate                                    26             5,750
Real estate, net of accumulated depreciation                 16,379            17,015
Policy loans                                                641,711           648,106
Short-term investments                                      167,046            35,215
Other invested assets, at fair value                        173,672           161,309
                                                     --------------    --------------
    Total investments                                     6,073,033         5,835,754

Cash and cash equivalents                                    29,866            23,455
Investment income due and accrued                            79,883            81,044
Deferred acquisition costs                                  576,895           530,868
Amounts recoverable from reinsurers                         304,508           295,327
Broker/dealer receivables                                 3,031,951         2,208,282
Goodwill                                                     14,354            14,354
Other assets                                                181,299           165,341
Separate account assets                                   2,773,141         2,180,524
                                                     --------------    --------------

    TOTAL ASSETS                                     $   13,064,930    $   11,334,949
                                                     ==============    ==============

LIABILITIES

Reserves for future policy benefits                  $    2,674,162    $    2,693,758
Other policyholder funds                                  2,724,978         2,496,026
Policyholders' dividends payable                             20,702            24,108
Broker/dealer payables                                    2,706,530         1,909,676
Accrued income taxes                                        181,841           148,079
Debt                                                         87,798            86,046
Other liabilities                                           241,818           252,463
Separate account liabilities                              2,773,141         2,180,524
                                                     --------------    --------------

    TOTAL LIABILITIES                                    11,410,969         9,790,680
                                                     --------------    --------------

EQUITY

Retained earnings                                         1,440,118         1,332,221
Accumulated other comprehensive income:
  Unrealized appreciation of securities                     216,243           217,555
  Minimum pension liability                                  (2,400)           (5,507)
                                                     --------------    --------------
    Total accumulated other comprehensive income            213,843           212,048
                                                     --------------    --------------

    TOTAL EQUITY                                          1,653,961         1,544,269
                                                     --------------    --------------

      TOTAL LIABILITIES AND EQUITY                   $   13,064,930    $   11,334,949
                                                     ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                         2003            2002            2001
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                   $     130,065   $     115,830   $     117,916
Policy fee income                                          185,608         162,910         149,186
Net investment income                                      426,210         429,723         424,607
Net realized capital losses                                (18,313)        (39,999)         (7,622)
Broker/dealer fees and commissions                         396,312         344,091         361,657
Other income                                                25,139          13,648          26,634
                                                     -------------   -------------   -------------

TOTAL REVENUE                                            1,145,021       1,026,203       1,072,378
                                                     -------------   -------------   -------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries           383,062         391,124         410,015
Policyholder dividends                                      45,782          52,554          57,155
Decrease in reserves for future policy benefits            (27,370)        (32,505)        (46,065)
General expenses                                           291,903         258,013         248,446
Broker/dealer sales expense                                222,095         193,144         202,370
Amortization of deferred acquisition costs                  68,138          78,790          56,105
                                                     -------------   -------------   -------------

TOTAL BENEFITS AND EXPENSES                                983,610         941,120         928,026
                                                     -------------   -------------   -------------

INCOME BEFORE INCOME TAXES                                 161,411          85,083         144,352
                                                     -------------   -------------   -------------

Income taxes:
  Current                                                   27,787          10,307          45,134
  Deferred                                                  25,727           1,623           2,544
                                                     -------------   -------------   -------------

INCOME TAX EXPENSE                                          53,514          11,930          47,678
                                                     -------------   -------------   -------------

     NET INCOME                                      $     107,897   $      73,153   $      96,674
                                                     =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                      ACCUMULATED
                                                         OTHER
                                                     COMPREHENSIVE     RETAINED          TOTAL
                                                     INCOME/(LOSS)     EARNINGS         EQUITY
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2001                           $      58,582   $   1,162,394   $   1,220,976

Net income for 2001                                              -          96,674          96,674
Other comprehensive income, net of tax
  Unrealized appreciation of securities,
  net of reclassification adjustments                       29,150               -          29,150
                                                                                     -------------
Comprehensive income                                                                       125,824
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2001                                87,732       1,259,068       1,346,800

Net income for 2002                                              -          73,153          73,153
Other comprehensive income, net of tax
    Unrealized appreciation of securities,
    net of reclassification adjustments                    129,823               -         129,823
    Minimum pension liability                               (5,507)              -          (5,507)
                                                                                     -------------
Comprehensive income                                                                       197,469
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2002                               212,048       1,332,221       1,544,269

Net income for 2003                                                        107,897         107,897
Other comprehensive income, net of tax
  Unrealized depreciation of securities,
  net of reclassification adjustments                       (1,312)              -          (1,312)
  Minimum pension liability                                  3,107               -           3,107
                                                                                     -------------
Comprehensive Income                                                                       109,692
                                                     -------------   -------------   -------------
BALANCE AT DECEMBER 31, 2003                         $     213,843   $   1,440,118   $   1,653,961
                                                     =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                        2003             2002             2001
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $     107,897    $      73,153    $      96,674
Adjustments to reconcile net income to net cash provided by
operating activities:
 Capitalization of acquisition costs                                     (106,977)         (95,672)         (81,488)
 Amortization of deferred acquisition costs                                68,138           78,790           56,105
 Policy fees on universal life and investment contracts                  (100,677)         (81,771)         (84,662)
 Interest credited on universal life and investment contracts             114,721          113,028          125,601
 Depreciation and amortization                                              9,875           (3,955)            (658)
 Net realized capital losses                                               18,313           39,999            7,622
 Decrease/(increase) in investment income due and accrued                   1,161           13,656             (939)
 Increase in amounts recoverable from reinsurers                           (9,181)         (22,440)         (28,884)
 Decrease in reserves for future policy benefits                          (19,596)          (6,180)         (15,172)
 (Decrease)/increase in accrued income tax payable                         32,704          (18,613)           2,350
 Other, net                                                               (27,116)         (23,900)          15,952
                                                                    -------------    -------------    -------------

  NET CASH PROVIDED BY OPERATING ACTIVITIES                                89,261           66,095           92,501
                                                                    -------------    -------------    -------------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
 Debt securities available for sale                                       562,017        2,106,699        1,560,313
 Equity securities                                                         46,955           64,378           36,388
 Other                                                                        615            1,057            1,658

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
 Debt securities available for sale                                       812,648          328,809          245,517
 Other                                                                     12,338           13,858           22,815

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                    (1,506,971)      (2,457,921)      (1,603,699)
 Equity securities                                                        (41,416)         (66,892)         (71,112)
 Other                                                                    (17,560)         (98,671)         (27,242)

Change in policy loans, net                                                 6,395           22,365          (17,907)
Cost of short-term investments acquired, net                             (130,489)          (6,595)         (23,328)
Purchases of furniture and equipment, net                                 (15,449)         (18,583)         (15,529)
                                                                    -------------    -------------    -------------

  NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES               $    (270,917)   $    (111,496)   $     107,874
                                                                    -------------    -------------    -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                        2003             2002             2001
-------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                $     832,957    $     750,745    $     629,427
Withdrawals from universal life and investment contracts                 (538,547)        (634,990)        (704,560)
Transfers to separate accounts                                            (81,280)         (93,290)        (101,281)
Issuance/(repayment) of debt                                                1,752         (116,906)           8,289
(Increase)/decrease in net broker dealer receivables                      (26,815)         113,939           (4,276)
                                                                    -------------    -------------    -------------

  NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                     188,067           19,498         (172,401)
                                                                    -------------    -------------    -------------

  NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                      6,411          (25,903)          27,974

CASH AND CASH EQUIVALENTS
  Beginning of the year                                                    23,455           49,358           21,384
                                                                    -------------    -------------    -------------
  END OF THE YEAR                                                   $      29,866    $      23,455    $      49,358
                                                                    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business, which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"). In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as the capitalization and amortization of sales inducements.

Based upon a preliminary comparison of the requirements of SOP 03-1 to the Company's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under SOP 03-1 is not expected to have a material effect on the Company's financial statements.

In addition, to the GMDB reserving matters, the Company is assessing the other requirements included in SOP 03-01. The Company does not expect the other provisions of the SOP to have a material impact on the Company's Consolidated financial statements. The Company expects to adopt SOP 03-1 in the first quarter of 2004.

Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No. 142, certain assets with definite lives totaling $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

INVESTMENTS

Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) that might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities. Factors considered in determining whether declines in fair value are other than temporary include the significance of the decline, the time duration of the decline, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to retain the investment for a sufficient time span for it to recover. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized realized capital gains/(losses) of $1,937, $(320) and $208 in 2003, 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $1,248, $3,700 and $0 in 2003, 2002 and 2001, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $74,909 and $66,717 at December 31, 2003 and 2002, respectively. Related depreciation and amortization expense was $11,755, $10,891, and $9,991 for the years ended December 31, 2003, 2002 and
2001 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $1,012 and $813 as of December 31, 2003 and 2002, respectively. The aggregate amortization expense related to these intangible assets was $199 in years 2003, 2002 and 2001. Estimated annual amortization expense is $199 for the years 2004 through 2008.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the year ended December 31, 2001:

          Net income, as reported               $   96,674
          Goodwill amortization, net of tax            403
                                                ----------
          Adjusted net income                   $   97,077
                                                ==========

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.53%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2003, participating insurance expressed as a percentage of insurance in force is 95%, and as a percentage of premium income is 82%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2003.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 and 2001 amounts have been reclassified to conform with 2003 presentation.

2. INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investments in debt securities (bonds and redeemable preferred stocks). The Company had no investment in redeemable preferred stock as of December 31, 2003 and 2002. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $33,989 and $55,028 as of December 31, 2003 and 2002, respectively.

                                                                           DECEMBER 31, 2003
                                                     -------------------------------------------------------------
                                                                         GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                         COST            GAINS           LOSSES          VALUE
                                                     -------------   -------------   -------------   -------------
U.S. Treasury securities and U.S.
  Government and agency securities                   $   1,180,672   $      11,706   $      16,681   $   1,175,697
States governments                                           4,260             337               -           4,597
Foreign governments                                         14,986           3,381               -          18,367
Corporate securities                                     1,449,998         290,630          11,946       1,727,086
Mortgage and other asset-backed securities               2,015,168         103,297           9,575       2,108,890
                                                     -------------   -------------   -------------   -------------
  TOTAL                                              $   4,665,084   $     407,755   $      38,202   $   5,034,637
                                                     =============   =============   =============   =============

                                                                           DECEMBER 31, 2002
                                                     -------------------------------------------------------------
                                                                         GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                         COST            GAINS           LOSSES          VALUE
                                                     -------------   -------------   -------------   -------------
U.S. Treasury securities and U.S.
  Government and agency securities                   $     160,753   $       5,343    $          -   $     166,096
Foreign governments                                         14,985           3,654               -          18,639
Corporate securities                                     2,097,286         288,888          64,308       2,321,866
Mortgage and other asset-backed securities               2,267,929         165,400          11,511       2,421,818
                                                     -------------   -------------   -------------   -------------
  TOTAL                                              $   4,540,953   $     463,285   $      75,819   $   4,928,419
                                                     =============   =============   =============   =============

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2003 by contractual maturity.

                                                                 AMORTIZED
              Years to maturity:                                    COST          FAIR VALUE
                                                              ---------------   --------------
              One or less                                     $        94,454   $      180,841
              After one through five                                  519,490          564,792
              After five through ten                                  779,474          843,975
              After ten                                             1,256,498        1,336,139
              Mortgage and other asset-backed securities            2,015,168        2,108,890
                                                              ---------------   --------------
                TOTAL                                         $     4,665,084   $    5,034,637
                                                              ===============   ==============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 3.38 years.

At December 31, 2003, the Company held structured securities with a fair value of $2,108,890. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,586,786 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $522,104. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,698,538 are rated AAA and include $50,781 of interest-only tranches. As of December 31, 2003 and 2002, the Company's investments included $130,031 and $190,272, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 8% and 12% of equity at December 31, 2003 and 2002, respectively.

At December 31, 2003, the largest industry concentration of the Company's portfolio was investments in the industrial sector of $619,803 representing 12% of the total debt portfolio.

Proceeds during 2003, 2002 and 2001 from sales of available-for-sale securities were $562,017, $2,106,699, and $1,560,313, respectively. Gross gains and gross losses realized on those sales were $35,049 and $15,215, respectively, during 2003, $79,510 and $50,260, respectively, during 2002 and $49,864 and $18,202, respectively, during 2001. During 2003, 2002, and 2001, the Company realized losses of $31,822, $46,012, and $26,468, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2003 and 2002, debt securities with fair value totaling $502,211 and $368,833, respectively, were less than investment grade. At December 31, 2003 and 2002, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $570 and non-income producing debt sercurities totaled $0 and $9,367, respectively. Income is not being accrued on these securities.

As of December 31, 2003, the Company's investments in debt securities which had unrealized losses, by length of time the investments had been in an unrealized loss position is as follows:

                                 AMORTIZED       FAIR       UNREALIZED
                                   COST          VALUE         LOSS
                                -----------   -----------   -----------
    Less than 12 months         $   232,714   $   212,798   $   (19,916)
    Greater than 12 months          505,031       486,745       (18,286)
                                -----------   -----------   -----------
      Total                     $   737,745   $   699,543   $   (38,202)
                                ===========   ===========   ===========

EQUITY SECURITIES

During 2003, 2002 and 2001, the proceeds from sales of equity securities amounted to $46,955, $64,378, and $36,388, respectively. The gross gains and gross losses realized on those sales were $576 and $523, $431 and $428, and $1,430 and $840, for 2003, 2002 and 2001, respectively.

The cost basis of equity securities is $35,063 and $40,555 as of December 31, 2003 and 2002, respectively. The equity securities had gross unrealized gains of $4,569 and $1,801, respectively, and gross unrealized losses of $70 and $2,416, respectively, as of December 31, 2003 and 2002.

OTHER

Investments on deposit with regulatory authorities as required by law were $8,048 and $7,316 at December 31, 2003 and 2002, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

                                                                  2003           2002           2001
                                                              ------------   ------------   ------------
          Debt securities                                     $    380,491   $    378,290   $    362,519
          Equity securities                                          1,885          3,238          2,642
          Mortgage loans                                             2,698            506          2,124
          Real estate                                                2,209          2,209          2,209
          Policy loans                                              42,534         42,295         45,684
          Short-term investments                                       805          1,525          2,734
          Other invested assets                                      6,387          9,053         12,641
                                                              ------------   ------------   ------------
          Gross investment income                                  437,009        437,116        430,553
             Less: Investment expense                               10,799          7,393          5,946
                                                              ------------   ------------   ------------
          Investment income, net                              $    426,210   $    429,723   $    424,607
                                                              ============   ============   ============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                                                  2003           2002           2001
                                                              ------------   ------------   ------------
          Debt securities                                     $    (10,888)  $    (16,762)  $      5,194
          Equity securities, mortgage loans and real estate             51              3            531
          Other invested assets                                     (8,556)       (24,966)       (13,630)
          Amortization of deferred acquisition costs                 1,080          1,726            283
                                                              ------------   ------------   ------------
          Net realized losses                                 $    (18,313)  $    (39,999)  $     (7,622)
                                                              ============   ============   ============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31:

                                                      2003           2002           2001
                                                  ------------   ------------   ------------
Unrealized gains/(losses):
  Debt securities                                 $    (17,913)  $    232,714   $     98,989
  Equity securities                                      5,114         (1,000)        (1,023)
  Other                                                  4,281         (8,809)       (32,738)
                                                  ------------   ------------   ------------
                                                        (8,518)       222,905         65,228
                                                  ------------   ------------   ------------
Less:
  Deferred policy acquisition costs                      6,594        (23,184)       (20,424)
  Deferred income taxes                                    612        (69,898)       (15,654)
                                                  ------------   ------------   ------------
Net change in unrealized gains/(losses)           $     (1,312)  $    129,823   $     29,150
                                                  ============   ============   ============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                      2003           2002           2001
                                                  ------------   ------------   ------------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding gains arising
  during period                                   $    (11,660)  $    146,142   $     26,113
Reclassification adjustment for gains/(losses)
  included in net income                                10,348         16,319         (3,037)
                                                  ------------   ------------   ------------
Unrealized gains on investments, net
  of reclassification adjustment                  $     (1,312)  $    129,823   $     29,150
                                                  ============   ============   ============

Reclassification adjustments reported in the above table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense/(benefits) of $(5,570), $(8,787), and $1,635, respectively, and $(2,361), $(10,361), and
$1,480, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2003 and 2002.

                                                             2003                               2002
                                                -------------------------------   -------------------------------
                                                   CARRYING           FAIR           CARRYING           FAIR
                                                     VALUE           VALUE             VALUE           VALUE
                                                --------------   --------------   --------------   --------------
   FINANCIAL ASSETS:
     Debt securities, available for sale        $    5,034,637   $    5,034,637   $    4,928,419   $    4,928,419
     Equity securities
       Common stock                                      7,699            7,699            6,815            6,815
       Non-redeemable preferred stocks                  31,863           31,863           33,125           33,125
     Mortgage loans                                         26               26            5,750            6,753
     Policy loans                                      641,711          619,956          648,106          626,352
     Short-term investments                            167,046          167,046           35,215           35,215
     Other invested assets                             173,672          173,672          161,309          161,309
     Cash and cash equivalents                          29,866           29,866           23,455           23,455
     Separate account assets                         2,773,141        2,773,141        2,180,524        2,180,524

   FINANCIAL LIABILITIES:
     Investment-type contracts
       Individual annuities                            932,349          949,597          803,060          823,920
       Group annuities                                  32,621           33,223           42,762           43,901
       Other policyholder funds                        334,105          334,105          283,598          283,598
                                                --------------   --------------   --------------   --------------
     Total policyholder funds                        1,299,075        1,316,925        1,129,420        1,151,419
     Policyholder's dividends payable                   20,702           20,702           24,108           24,108
     Debt                                               87,798           87,798           86,046           86,046
     Separate account liabilities                    2,773,141        2,773,141        2,180,524        2,180,524

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2003 and 2002, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $750,000 and a fair value of $7,297 and $8,545 as of December 31, 2003 and 2002, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $0 and $48,972 as of December 31, 2003 and 2002, respectively.

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                       2003           2002
                                                    -----------   -----------
          DEFERRED TAX ASSETS:
            Future policy benefits                  $    88,913   $    88,878
            Policyholders' dividends payable              7,189         8,391
            Investment losses                            11,898        19,285
            Employee benefit liabilities                 31,176        27,488
            Other                                        17,541        28,661
                                                    -----------   -----------
               Total deferred tax asset                 156,717       172,703
                                                    -----------   -----------

          DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                  169,971       159,591
            Unrealized investment gains                 116,548       117,523
            Other                                        32,115        30,970
                                                    -----------   -----------
               Total deferred tax liability             318,633       308,084
                                                    -----------   -----------
          Net deferred tax liability                    161,916       135,381
          Tax currently payable                          19,925        12,698
                                                    -----------   -----------
          ACCRUED INCOME TAXES                      $   181,841   $   148,079
                                                    ===========   ===========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2003          2002          2001
                                                    -----------   -----------   -----------
          Tax expense at 35%                        $    56,494   $    29,779   $    50,524
          Increase /(decrease) in income taxes
          resulting from:
            Differential earnings amount                      -       (22,098)            -
            Dividends received deduction                 (2,617)       (2,856)       (3,143)
            Other                                          (363)        7,105           297
                                                    -----------   -----------   -----------
          INCOME TAX EXPENSE                        $    53,514   $    11,930   $    47,678
                                                    ===========   ===========   ===========

Cash paid for federal income taxes in 2003, 2002, and 2001 was $27,069, $28,400, and $48,500, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Benefit Obligation                     $   (123,324)  $   (108,339)  $   (37,287)  $    (22,362)
          Fair value of plan assets                    92,108         64,271             -              -
                                                 ------------   ------------   -----------   ------------
          Funded Status                          $    (31,216)  $    (44,068)  $   (37,287)  $    (22,362)
                                                 ============   ============   ===========   ============

          Amounts recognized in the
            consolidated balance sheet:
             Prepaid benefit cost                $     10,573              -             -              -
             Accrued benefit liability                (24,154)  $    (26,981)  $   (35,307)  $    (36,947)
             Intangible assets                            578          1,001             -              -
             Accumulated other comprehensive
              income                                    3,696          8,476             -              -
                                                 ------------   ------------   -----------   ------------
                                                 $     (9,307)  $    (17,504)  $   (35,307)  $    (36,947)
                                                 ============   ============   ===========   ============

The change in the minimum pension liability of $(4,780) is reflected in accumulated other comprehensive income net of tax of $1,673.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,053, $24,154, and $0, respectively, as of December 31, 2003.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Discount rate                                  6.25%          7.00%         6.25%          7.00%
          Expected return on plan assets                 8.00%          8.00%            -              -
          Rate of compensation increase                  4.25%          4.50%         4.00%          4.00%

At December 31, 2003, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 14% for 2004 grading to 5% for 2010. At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

The contributions made and the benefits paid from the plans were:

                                                      PENSION BENEFITS               OTHER BENEFITS
                                                      ----------------               --------------
                                                     2003           2002           2003          2002
                                                 ------------   ------------   -----------   ------------
          Benefit cost (savings) recognized in
            consolidated income statement        $      6,652   $      6,870    $      755   $       (753)
          Change in minimum pension
            liability recognized in other
            comprehensive income                       (4,780)         8,476             -              -
          Employer contribution                        14,849         21,048         2,395          1,623
          Benefits paid                                 4,563          4,151         2,395          1,623

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2003, 2002 and 2001, the expense recognized for these plans was $8,853, $6,904, and $8,131, respectively. The fair value of the defined contribution plans' assets at December 31, 2003 and 2002 was $267,973 and $244,633, respectively.

At December 31, 2003 and 2002, $173,237 and $132,438, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                  ASSUMED        CEDED TO
                                   GROSS        FROM OTHER         OTHER            NET
                                  AMOUNT         COMPANIES       COMPANIES        AMOUNT
                               -------------   -------------   -------------   -------------
DECEMBER 31, 2003:
 Life Insurance in Force       $  46,418,533   $     639,717   $  16,517,598   $  30,540,652
 Premiums                            159,869               -          29,804         130,065
 Benefits                            436,925               -          53,863         383,062
 Reserves                          5,398,634             506         304,508       5,094,632

DECEMBER 31, 2002:
 Life Insurance in Force       $  42,692,642   $      54,563   $  13,532,242   $  29,214,963
 Premiums                            144,868               -          29,038         115,830
 Benefits                            437,174               -          46,050         391,124
 Reserves                          5,189,689              95         295,327       4,894,457

During 2001, the Company had gross premiums of $145,626, assumed premiums of $0, ceded premiums of $27,710, gross benefits of $443,863, assumed benefits of $0, and ceded benefits of $33,848. Reinsurance receivables with a carrying value of $197,800 and $197,972 were associated with a single reinsurer at December 31, 2003 and 2002, respectively. This recoverable is secured by investment grade securities with a market value of $201,167 and $199,055, respectively held in trust.

8. DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2003, the Company had debt of $87,798, of which $70,100 in short term bank loans were collateralized by customer-owned securities valued at approximately $145,520. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2003 and 2002, the weighted average interest rates on these borrowings were 1.26% and 2.01% respectively. All remaining loans, including bank overdrafts, are not collateralized.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2003, the Company had outstanding commitments totaling $92,521 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

The combined insurance companies' statutory capital and surplus at December 31, 2003 and 2002 was $872,426 and $806,099, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2003, 2002, and 2001, was $76,058, $39,411, and $56,776, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.


                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 31, 2004

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements included in Part B:

               Financial Statements of Penn Mutual Variable Annuity Account III:
               Statement of Assets and Liabilities - December 31, 2003
               Statement of Operations - December 31, 2003
               Statements of Changes in Net Assets - For the years ended December 31, 2003 and 2002
               Notes to Financial Statements
               Report of Independent Auditors

               Financial Statements of The Penn Mutual Life Insurance Company:

               Consolidated Balance Sheets for the years ended December 31, 2003 and 2002
               Consolidated Income Statements for the years ended December 31,
                    2003, 2002 and 2001
               Consolidated Statements of Changes in Equity for the years ended
                    December 31, 2003, 2002, and 2001
               Consolidated Statements of Cash Flows for the years ended
                    December 31, 2003, 2002 and 2001
               Notes to Financial Statements
               Report of Independent Auditors

          (b)  Exhibits

               1.   (a)    Resolutions of Executive Committee of Board of
                           Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant.
                           Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable
                           Annuity Account III (Pennant Select) on Form N-4
                           (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0001036050-98-001504) on September 3, 1998.

                    (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

               2.          Not applicable.

               3.   (a)    Sales Support Agreement between The Penn Mutual Life
                           Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.
                           Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration
                           Statement of Penn Mutual Variable Annuity Account III
                           (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via
                           EDGAR (Accession No. 0001036050-98-002055) on
                           November 30, 1998.

                    (a)(1) Schedule I dated November 1, 2000 to Sales Support
                           Agreement. Incorporated herein by reference to
                           Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

                    (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                    (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to
                           Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3,
                           1998.

                    (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                    (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                    (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to
                           Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0001036050-98-001504) on September 3, 1998.

               4.   (a)    Group Variable and Fixed Annuity Contract (primarily
                           for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB
                           1611). Incorporated herein by reference to Exhibit
                           4(a) to Post Effective Amendment No. 25 to the
                           Registrant's Registration Statement on Form N-4 (File
                           No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0000950116-99-000851) on April 28, 1999.

                    (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to
                           Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                    (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to
                           Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                    (d) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post Effective

                           Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (h) Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                    (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                    (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (k) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (m) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (n) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (o) Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24,
                           2001.

               5.   (a)    Application (Form EB 1610) for participation in Group
                           Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant's Registration Statement on Form N-4 (File
                           No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0000950116-99-000851) on April 28, 1999

                    (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

               6.   (a)    Charter of The Penn Mutual Life Insurance Company
                           (May 1983). Incorporated herein by reference to
                           Exhibit 6(a) the Registration Statement of Penn
                           Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR
                           (Accession No. 0001036050-98-001504) on September 3,
                           1998.

                    (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on
                           December 6, 2001.

               7.          None.

               8.   (a)(1) Form of Sales Agreement between The Penn Mutual Life
                           Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                           Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                           1998.

                    (a)(2) Form of Assignment and Modification Agreement between
                           Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (a)(3) Amendment to Fund Participation Agreement between The
                           Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.

                           Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                    (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                    (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to
                           Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                           1998.

                    (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30,
                           1998.

               9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

               10.         Consent of Ernst & Young LLP, Independent Auditors.
                           Filed herewith.

               11.         None.

               12.         None.

               13. Powers of Attorney of Board of Trustees. Incorporated herein by reference to Exhibit 14 to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817) on
                           September 14, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                                 POSITION AND OFFICES WITH DEPOSITOR
     Robert E. Chappell                   Chairman of the Board and Chief Executive Officer and Member of the Board of
                                          Trustees

     Daniel J. Toran                      President and Chief Operating Officer and Member of the Board of Trustees

     Nancy S. Brodie                      Executive Vice President and Chief Financial Officer

     John M. Albanese                     Executive Vice President, Systems and Service

     Michael A. Biondolillo               Executive Vice President, Human Resources

     Larry L. Mast                        Executive Vice President, Sales and Marketing

     Peter M. Sherman                     Executive Vice President and Chief Investment Officer

     Steven O. Miller                     Senior Vice President, Independence Financial Network

     Ralph L. Crews                       Senior Vice President, Career Agency System

     Frederick M. Rackovan                Vice President, New Business

     Laura Ritzko                         Secretary

     Richard F. Plush                     Vice President and Actuary

     Frank J. Howell                      Vice President, Broker Dealer Network

     Cynthia A. Stains                    Assistant Vice President, Investment Accounting and Treasurer

          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware

     Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania

     Penn Janney Fund, Inc.                  Investments                               Pennsylvania

     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                           Pennsylvania

     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     INDEPRO CORPORATION                     Real Estate Investment                    Delaware

     WPI Investment Company                  Real Estate Investment                    Delaware

     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and Investment   Pennsylvania
                                             Adviser

     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                             Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     Indepro Property Fund II Corporation    Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania

     JMS Investor Services, Inc.             Insurance Sales                           Delaware

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2004, there were:

          26,054 - owners of qualified individual variable annuity contracts - Diversifier II;
          4,317 - owners of qualified group variable annuity contracts - Diversifier II;
          27 - owners of qualified group variable annuity contracts - Optimizer; 760 - owners of certificates issued under qualified group variable annuity contracts - Optimizer; and
          9,398 - owners of nonqualified individual variable annuity contracts - Diversifier II.

ITEM 28.  INDEMNIFICATION

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

          Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          Hornor Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant.

          HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

          Daniel J. Toran, Chairman of the Board
          Michael Biondolillo, Director
          Ralph L. Crews, Director and Senior Vice President, Career Agency
          System
          Larry L. Mast, Director, President and Chief Executive Officer Steven O. Miller, Director and Senior Vice President, Independence Financial Network
          Nina M. Mulrooney, Director and Senior Vice President, Compliance Patricia L. Carbee, Senior Vice President, Sales and Marketing

          James A. Clary, Senior Vice President and Chief Operating Officer Charles L. Bennett, Vice President, Compliance
          Thomas H. Coffey, Vice President, Independence Financial Network Joseph R. Englert, Vice President, Special Projects
          William D. Gruccio, Vice President, Career Agency System
          Robyn G. Label, Vice President, Market Conduct and Compliance
          Nancy S. Rush, Assistant Vice President, Benefits and Risk Management James W. Zerweck, Assistant Vice President, Sales and Marketing
          Paul I. Martin, Director, Contracts, Licensing and Registration Ronald J. Trudeau, Director, Commissions
          Franklin L. Best, Jr., Counsel
          J. Clay Luby, Treasurer
          Laura M. Ritzko, Secretary
          R. J. Scholz, Assistant Treasurer
          Alan C. Sheppard, Auditor

          The principal business address of Messrs. Bennett, Englert, Zerweck and Scholtz is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania. The principal business address of the other directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

          COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR

                                       NET UNDERWRITING
                 NAME OF PRINCIPAL      DISCOUNTS AND     COMPENSATION ON     BROKERAGE          OTHER
                    UNDERWRITER          COMMISSIONS         REDEMPTION      COMMISSIONS      COMPENSATION
               -------------------------------------------------------------------------------------------
               Hornor, Townsend &        $    72,645         $        0      $         0       $        0
               Kent, Inc.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania  19044

ITEM 31.  MANAGEMENT SERVICES

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

          Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

          The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 32 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 26th day of April, 2004.

                                      PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                         (Registrant)


                                      By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                      By: /s/Robert E. Chappell
                                         ----------------------
                                           Robert E. Chappell
                                           Chairman of the Board of Trustees
                                           and Chief Executive Officer

     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 26th day of April, 2004.

SIGNATURE                                    TITLE
---------                                    -----
/s/Robert E. Chappell                    Chairman of the Board of Trustees
---------------------                    and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                       Executive Vice President and
------------------                       Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                       Trustee

* EDWARD G. BOEHNE                       Trustee

* JOAN P. CARTER                         Trustee

* PHILIP E. LIPPINCOTT                   Trustee

*JOHN F. MCCAUGHAN                       Trustee

*ALAN B. MILLER                          Trustee

*EDMOND F. NOTEBAERT                     Trustee

*ROBERT H. ROCK                          Trustee

*DANIEL J. TORAN                         Trustee

*WESLEY S. WILLIAMS, JR.                 Trustee

*By:/s/Robert E. Chappell
    ---------------------
    Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

10.       Consent of Ernst & Young LLP, Independent Auditors. Filed herewith.